UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06625

The Payden & Rygel Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Los Angeles, CA 90071

(Address of principal executive offices)

Edward S. Garlock, Esq.

Secretary

333 South Grand Avenue

Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 625-1900

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

Bunker Hill Money Market Fund

Schedule of Investments - January 31, 2006

Principal or Shares	Security Description	Value (000)
U.S. Government Agency (44%)
21,000,000	FFCB, 1.85%, 3/3/06	$20,966
11,100,000	FFCB Disc Note, 3.40%, 2/2/06 (a)	11,099
13,000,000	FFCB Disc Note, 3.3901%, 2/28/06 (a)	12,967
5,000,000	FHLB, 3.75%, 1/16/07	4,956
20,000,000	FHLB Disc Note, 4.245%, 2/1/06 (a)	20,000
20,000,000	FHLB Disc Note, 4.3612%, 2/22/06 (a)	19,949
20,000,000	FHLB Disc Note, 4.3676%, 2/24/06 (a)	19,944
20,000,000	FHLMC Disc Note, 4.391%, 2/28/06 (a)	19,934
5,000,000	FHLMC Disc Note, 3.4482%, 3/15/06 (a)	4,980
20,000,000	FHLMC Disc Note, 4.4531%, 4/25/06 (a)	19,796
10,000,000	FHLMC Disc Note, 4.5469%, 7/25/06 (a)	9,782
5,000,000	FHLMC Disc Note, 4.00%, 9/19/06 (a)	4,871
30,000,000	FNMA Disc Note, 4.49%, 2/7/06 (a)	29,979
4,000,000	FNMA Disc Note, 3.4375%, 2/24/06 (a)	3,991
4,000,000	FNMA Disc Note, 3.4844%, 5/26/06 (a)	3,956
7,000,000	FNMA Disc Note, 3.8281%, 9/1/06 (a)	6,841
5,000,000	FNMA Disc Note, 4.4717%, 9/29/06 (a)	4,849
5,000,000	FNMA Disc Note, 4.5156%, 12/1/06 (a)	4,812

		223,672

Investment Company (0%)
2,107,042	Dreyfus Treasury Cash Management Fund	2,107

Total (Cost - $225,779)		225,779

Repurchase Agreements (56%)
104,900,000	Morgan Stanley Tri Party, 4.45%, 2/1/06 (b)	104,900
50,000,000	Goldman Sachs, 4.34%, 2/1/06 (c)	50,000
40,000,000	Lehman Tri Party, 4.32%, 2/1/06 (d)	40,000
35,000,000	Barclays Tri Party, 4.3%, 2/1/06 (e)	35,000
60,000,000	Barclays Tri Party, 4.45%, 2/1/06 (f)	60,000

Total Repurchase Agreements (Cost - $289,900)		289,900

Liabilities in excess of Other Assets (-0%)		(1,238)

Net Assets (100%)		$514,441

(a) Discount rate at time of purchase.
(b) The Morgan Stanley/Bank of New York repurchase agreement is collateralized by the following securities:

Principal	Security Description	Value
6,636,677	FNAR LB838982, 5.12% 06/01/35	$6,293,731
6,599,991	FNMS CL836368, 6.50% 10/01/35	6,150,712
7,224,326	FNMS CL835020, 6.00% 07/01/35	6,195,308
6,379,690	FNMS CI831046, 5.50% 10/01/20	6,267,956
6,631,885	FNMS CL828678, 5.00% 07/01/35	6,286,253
6,165,173	FNMS CI826190, 5.50% 07/01/20	5,814,559
7,808,524	FNMS CL809864, 6.00% 02/01/35	6,269,382
7,160,618	FNAR LB804081, 4.82% 08/01/34	6,162,618
7,268,590	FNMS CL757722, 6.00% 08/01/34	6,197,836
2,281,725	FNMS CL735503, 6.00% 04/01/35	1,738,613
15,123,116	FNMS CL667604, 5.50% 10/01/32	6,221,231
53,597,102	FNMS CL622547, 7.00% 09/01/31	6,218,826
20,111,406	FNMS CI555427, 6.00% 02/01/18	6,193,574
46,428,580	FNMS CL545817, 6.50% 08/01/32	6,244,115
8,460,925	FNMS CI255357, 5.50% 07/01/19	6,223,201
6,272,968	FGPC H01335 G, 5.50% 07/01/35	6,235,619
6,948,032	FGPC P20616 G, 6.00% 05/01/35	6,216,703
6,216,595	FNMS CL851944, 5.50% 11/01/35	6,174,768

		$107,105,004

(c) The Goldman Sachs/Bank of New York repurchase agreement is collateralized by the following securities:

Principal	Security Description	Value
88,904,385	TINT 11/15/17	$51,000,000

(d) The Lehman Brothers/Bank of New York repurchase agreement is collateralized by the following securities:

Principal	Security Description	Value
15,940,000	FMNS 357418 4.00% 08/01/18	$11,649,059
36,533,826	FNSM 748490, 5.00% 10/01/33	29,147,873

		$40,796,932

(e) The Barclays/Bank of New York repurchase agreement is collateralized by the following securities:

Principal	Security Description	Value
28,355,854	FMNS CI555809, 5.00% 10/01/18	$16,999,869
18,809,370	FNMS CL865376, 5.50% 02/01/36	18,700,131

		$35,700,001

(f) The Barclays/Bank of New York repurchase agreement is collateralized by the following securities:

Principal	Security Description	Value
1,623,022	FNAR WS841972, 09/01/34	$1,544,439
9,195,000	FHAS 05-12 5G, 4.97%, 02/24/12	8,086,970
50,000,000	FNAR LB879155, 01/01/36	51,568,592

		$61,200,001

Limited Maturity Fund

Schedule of Investments - January 31, 2006

Principal or Shares	Security Description	Value (000)
Asset Backed (34%)
735,835	Ameriquest Mortgage Securities Inc., 4.90%, 1/25/34	$737
2,049,815	Asset Backed Funding Certificates, 4.84%, 4/25/34	2,057
2,242,916	Capital Auto Receivables Asset Trust, 2.00%, 11/15/07	2,215
3,750,000	Capital One Master Trust, 4.90% 3/15/10	3,749
868,166	Centex Home Equity, 4.73%, 3/25/34	869
6,795,000	Chase Manhattan Auto Owner Trust, 2.57%, 2/16/10	6,628
4,655,734	CIT Equipment Collateral, 2.20%, 3/20/08	4,590
2,100,000	Citibank Credit Card Issuance Trust, 4.75%, 3/7/08	2,100
3,850,000	CNH Equipment Trust, 2.57%, 9/15/09	3,770
519,036	DaimlerChrysler Auto Trust, 2.25%, 8/8/07	517
734,783	First Franklin Mtg Loan Asset Backed Certificates, 4.77%, 11/25/34	735
5,488,106	First Franklin Mtg Loan Asset Backed Certificates, 4.81%, 1/25/35	5,498
2,300,000	GE Capital Credit Card Master Note Trust, 4.67%, 6/15/11	2,300
7,975,049	GS Auto Loan Trust, 2.72%, 6/15/10	7,851
4,107,734	Harley-Davidson Motorcycle Trust, 4.30%, 5/15/10	4,085
2,723,563	Impac CMB Trust, 4.90%, 11/25/34	2,728
1,573,514	Morgan Stanley ABS Capital, 4.83%, 5/25/34	1,575
2,687,882	Morgan Stanley ABS Capital, 4.87%, 8/25/34	2,697
2,761,039	New Century Home Equity Loan Trust, 4.96%, 11/25/34	2,765
3,524,810	Regions Auto Receivables Trust, 2.31%, 1/15/08	3,504
5,420,000	USAA Auto Owner Trust, 2.04%, 2/16/10	5,350
3,000,000	USAA Auto Owner Trust, 3.16%, 2/17/09	2,959
7,291,000	Whole Auto Loan Trust, 2.58%, 3/15/10	7,164
4,210,000	World Omni Auto Receivables Trust, 2.58%, 9/15/09	4,152
3,250,000	World Omni Auto Receivables Trust, 2.87%, 11/15/10	3,175

		83,770

Commercial Paper (8%)
3,500,000	BMW U.S. Capital CP, 0.00%, 2/22/06	3,491
3,500,000	Dexdel CP, 0.00%, 2/7/06	3,498
3,500,000	DNSKCA CP, 0.00%, 2/6/06	3,498
3,500,000	Rabobank USA Finance CP, 0.00%, 2/14/06	3,495
3,500,000	Sanave CP, 0.00%, 3/8/06	3,485
3,500,000	Total Finance Capital CP, 0.00%, 2/9/06	3,497

		20,964

Corporate (25%)
2,000,000	America Movil SA de CV, 5.26%, 4/27/07	2,004
3,000,000	American Express Centurion, 4.63%, 12/17/09	3,006
2,750,000	ASIF Global Financing 144A, 4.30%, 5/3/07 (b)	2,752
1,045,000	Caterpillar Financial Services Corp., 5.95%, 5/1/06	1,048
2,250,000	Centex Corp., 4.92%, 8/1/07	2,250
3,000,000	CIT Group Inc., 4.82%, 1/30/09	2,999
2,000,000	Continental Cablevision, 8.30%, 5/15/06	2,018
2,800,000	Corp Andina De Fomento, 4.98%, 1/26/07	2,801
3,000,000	Countrywide Financial Corp., 4.72%, 4/11/07	3,002
1,000,000	DaimlerChrysler NA Holdings, 4.96%, 9/10/07	1,003
2,750,000	Dominion Resources Inc., 4.82%, 9/28/07	2,751
2,250,000	Duke Capital LLC, 4.302%, 5/18/06	2,246
2,900,000	Eli Lilly Services Inc. 144A, 4.53%, 9/12/08 (b)	2,901
3,000,000	HSBC Finance Corp., 4.62%, 11/16/09	3,008
925,000	Lehman Brothers Holdings, 6.25%, 5/15/06	929
1,000,000	Masco Corp. 144A, 4.71%, 3/9/07 (b)	1,002
1,440,000	Masco Corp., 6.75%, 3/15/06	1,443
1,500,000	MBNA Corp., 4.72%, 5/5/08	1,512
3,000,000	Merrill Lynch & Co., 4.94%, 7/21/09	3,013
3,500,000	Morgan Stanley, 4.73%, 1/18/08	3,503
1,550,000	National Rural Utilities, 6.00%, 5/15/06	1,555
2,740,000	Oracle Corp. 144A, 4.81%, 1/13/09 (b)	2,739
2,500,000	Public Service Enterprise, 4.88%, 9/21/08	2,501
1,345,000	Republic of Chile, 5.06%, 1/28/08	1,351
1,810,000	SBC Communications Inc., 4.54%, 11/14/08	1,813
3,000,000	SLM Corp., 4.76%, 7/27/09	2,993
800,000	United Mexican States, 5.28%, 1/13/09	812
500,000	Valero Energy Corp., 7.375%, 3/15/06	501
3,500,000	Washington Mutual Bank, 4.49%, 8/25/08	3,502

		62,958

Mortgage Backed (18%)
828,199	Bear Stearns ALT-A Trust, 2.65%, 3/25/34	815
45,461,672	Countrywide Alternative Loan Trust, 0.75%, 12/26/06	186
2,477,237	Countrywide Home Loans, 5.44%, 8/25/34	2,523
3,457,998	Crusade Global Trust, 4.80%, 1/17/34	3,464
1,258,727	FHLMC #846423, 5.42%, 5/1/25	1,291
1,850,395	FHLMC, 3.50%, 8/15/15	1,837
389,257	FHR 2665 NA, 5.00%, 3/15/13	388
3,248,833	FHR 2759 AU, 3.50%, 5/15/19	3,201
4,324,037	FHR 2773 EK, 3.50%, 5/15/10	4,280
754,299	FNMA #613633, 5.31%, 10/1/26	757
5,687,828	FNMA #849088, 5.314%, 11/1/35	5,840
138,165	FNR 2003-11 GF, 4.68%, 2/25/18	138
794,116	GNMA, 4.92%, 11/16/29	800
1,269,184	Homebanc Mortgage Trust, 4.96%, 8/25/29	1,277
861,976	Morgan Stanley Mortgage Loan Trust, 5.26%, 2/25/34	868
4,345,845	PUMA Finance Ltd 144A, 4.50%, 8/9/35 (b)	4,355
1,421,767	Sequoia Mortgage Trust, 4.89%, 10/20/27	1,422
2,069,143	Structured ARM Loan Trust, 5.91%, 9/25/34	2,098
5,637,577	Structured Asset Mortgage Investments Inc., 5.12%, 12/27/35	5,743
1,943,476	Structured Asset Mortgage Investments Inc., 5.82%, 7/25/32	1,982
600,065	Washington Mutual, 4.83%, 12/25/40	598

		43,863

U.S. Government Agency (12%)
12,000,000	FHLB, 3.75%, 1/16/07	11,878
3,250,000	FHLB, 4.00%, 6/13/07	3,211
15,000,000	Freddie Mac, 4.25%, 4/5/07	14,897

		29,986

Investment Company (3%)
7,834,168	Bunker Hill Money Market Fund *	7,834

Total (Cost - $249,926) (a)		249,375
Other Assets, net of Liabilities (0%)		276

Net Assets (100%)		$249,651

* Affiliated investment.
(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$145
Unrealized depreciation		(696)

Net unrealized depreciation		$(551)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.

Short Bond Fund

Schedule of Investments - January 31, 2006

Principal or Shares	Security Description	Value (000)
Asset Backed (23%)
6,000,000	Bank One Issuance Trust, 3.35%, 3/15/11	$5,792
5,000,000	Bank One Issuance Trust, 3.45%, 10/15/11	4,799
1,610,000	Capital One Master Trust 144A, 7.90%, 10/15/10 (b)	1,674
8,255,000	Capital One Multi-Asset Execution Trust, 3.65%, 7/15/11	8,003
7,000,000	Carmax Auto Owner Trust, 3.07%, 10/15/10	6,867
6,000,000	CNH Equipment Trust, 3.48%, 9/15/11	5,814
3,000,000	Ford Credit Auto Owner Trust, 3.88%, 1/15/10	2,919
4,900,000	Hertz Vehicle Financing LLC 144A, 2.85%, 5/25/09 (b)	4,696
4,100,000	Hertz Vehicle Financing LLC 144A, 3.23%, 5/25/09 (b)	3,890
4,700,000	Honda Auto Receivables Owner Trust, 2.79%, 3/16/09	4,598
3,600,000	MBNA Credit Card Master Note Trust, 2.70%, 9/15/09	3,507
9,270,000	Morgan Stanley Auto Loan Trust, 3.46%, 3/15/12	8,918
9,738,000	Whole Auto Loan Trust, 3.26%, 3/15/11	9,469

		70,946

Corporate (34%)
935,000	Allied Waste North America, 8.50%, 12/1/08	983
1,477,500	Boyd Gaming Corp. Loan, 3.89%, 6/30/11	1,490
4,530,000	Cingular Wireless Services, 7.50%, 5/1/07	4,666
3,710,000	Countrywide Home Loan, 3.25%, 5/21/08	3,557
2,980,000	CSX Corp., 6.25%, 10/15/08	3,065
2,190,000	DaimlerChrysler NA Holding Corp., 4.05%, 6/4/08	2,129
2,050,000	DaimlerChrysler NA Holdings, 4.75%, 1/15/08	2,028
3,660,000	Deutsche Telekom International Finance, 3.875%, 7/22/08	3,567
3,570,000	Diageo Capital Plc, 3.375%, 3/20/08	3,450
935,000	Echostar DBS Corp., 5.75%, 10/1/08	921
5,220,000	Gannett Co. Inc., 4.125%, 6/15/08	5,077
4,240,000	General Electric Capital Corp., 4.25%, 1/15/08	4,185
1,800,000	General Motors Acceptance Corp., 5.125%, 5/9/08	1,685
935,000	Georgia-Pacific Corp., 7.50%, 5/15/06	937
935,000	HCA Inc., 5.25%, 11/6/08	927
4,010,000	HSBC Finance Corp., 6.40%, 6/17/08	4,124
4,280,000	John Deere Capital Corp., 3.90%, 1/15/08	4,191
935,000	KB Home, 8.625%, 12/15/08	996
4,500,000	Kellogg Co., 2.875%, 6/1/08	4,281
3,330,000	Kroger CO., 7.45%, 3/1/08	3,464
3,580,000	Merrill Lynch & Co., 4.831%, 10/27/08	3,561
935,000	MGM Mirage Inc., 6.00%, 10/1/09	930
2,571,000	Motorola Inc., 4.608%, 11/16/07	2,552
935,000	Panamsat Corp., 6.375%, 1/15/08	941
930,000	PSEG Energy Holdings, 8.625%, 2/15/08	979
935,000	Rogers Wireless Inc., 7.62%, 12/15/10	964
935,000	Service Corp. Intl., 7.70%, 4/15/09	983
5,000,000	SLM Corp., 5.625%, 4/10/07	5,014
935,000	Smithfield Foods Inc., 8.00%, 10/15/09	982
4,960,000	Sprint Capital Corp., 6.00%, 1/15/07	5,002
4,420,000	Telecom Italia Capital, 4.00%, 11/15/08	4,279
5,000,000	Time Warner Inc., 6.15%, 5/1/07	5,056
4,850,000	UnitedHealth Group Inc., 3.375%, 8/15/07	4,736
5,000,000	Verizon Wireless Capital 144A, 5.375%, 12/15/06	5,014
5,270,000	Vodafone Group, 3.95%, 1/30/08	5,168

		101,884

Foreign Government (2%)
137,684	Croatia, 5.60%, 7/31/06	138
9,100,000	Egypt Treasury Bill, 0.00%, 9/12/06	1,512
43,370,000	Mexican Fixed Rate Bonds, 9.00%, 12/24/09	4,344

		5,994

Mortgage Backed (32%)
5,400,000	Bear Stearns Commercial Mortgage Securities, 3.869%, 2/11/41	5,186
6,518,064	FH ARM #782784, 4.40%, 10/1/34	6,404
1,488,586	FHLMC, 3.50%, 8/15/15	1,477
6,045,551	FHR #2891 LN, 4.25%, 6/15/24	5,956
3,105,949	FNMA #708229, 4.26%, 4/1/33	3,076
1,954,753	FNMA #743821, 4.78%, 11/1/33	1,959
2,061,594	FNMA #755867, 4.30%, 12/1/33	2,038
2,890,891	FNMA #790762, 5.11%, 9/1/34	2,887
4,187,205	FNMA #790764, 4.99%, 9/1/34	4,192
5,274,903	FNMA #794792, 5.16%, 10/1/34	5,281
4,245,482	FNMA #794797, 4.82%, 10/1/34	4,227
6,061,570	GSR Mortgage Loan Trust, 4.80%, 9/25/34	6,003
11,262,908	Harborview Mortgage Loan Trust, 5.42%, 11/25/35	11,230
1,904,868	Indymac Indx Mortgage Loan Trust, 5.37%, 10/25/34	1,913
4,092,165	MLCC Mortgage Investors, Inc., 4.74%, 12/25/34	4,041
2,230,883	Morgan Stanley Mortgage Loan Trust, 5.69%, 7/25/34	2,261
6,700,000	Nomura Asset Securities Corp., 6.59%, 3/15/30	6,903
9,956,496	Structured Adjustable Rate Mortgage Loan, 5.43%, 5/25/35	9,965
2,193,395	Structured ARM Loan Trust, 5.09%, 10/25/34	2,196
5,296,900	Structured ARM Loan Trust, 5.38%, 8/25/34	5,285
3,481,729	Structured Asset Mortgage Investments Inc., 6.13%, 10/19/34	3,531

		96,011

U.S. Government Agency (6%)
10,000,000	FHLB Disc Note, 4.26%, 2/10/06 (c)	9,989
9,000,000	FNMA, 4.90%, 11/28/07	8,988

		18,977

U.S. Treasury (1%)
3,468,000	U.S. Treasury Note, 3.50%, 5/31/07	3,420
Investment Company (2%)
6,054,008	Bunker Hill Money Market Fund *	6,054

Total (Cost - $306,630) (a)		303,286
Liabilities in excess of Other Assets (-0%)		(292)

Net Assets (100%)		$302,994

* Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$303
Unrealized depreciation		(3,647)

Net unrealized depreciation		$(3,344)

(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.
(c) Discount rate at time of purchase.

Open Swap Contracts (000s)
Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation (Depreciation)
Unisys Corp. Credit Default Swap	Dec-06	$750	$6
Unisys Corp. Credit Default Swap	Dec-07	1,000	(2)

		$1,750	$4

Open Forward Currency Contracts to USD
Delivery Date	Currency (000s)	Contract Price	Contract Value	Unrealized Appreciation (Depreciation)
Assets:
4/10/06	KRW (BUY 1,482,559)	962.95	$1,539,601	$4,225
3/29/06	TRY (BUY 2,010)	1.34	1,498,251	21,613

			$3,037,852	$25,838

Liabilities:
1/23/06	EGP (BUY 8,634)	5.73	$1,506,252	$(1,131)
2/23/06	EUR (BUY 1,590)	1.22	1,932,121	(23,659)
2/23/06	EUR (BUY 895)	1.22	1,087,577	(15,045)
2/23/06	HUF (SELL 398,975)	207.18	1,925,725	(31,848)
2/23/06	HUF (SELL 223,571)	207.18	1,079,106	(20,371)

			$7,530,781	$(92,054)

U.S. Government Fund

Schedule of Investments - January 31, 2006

Principal or Shares	Security Description	Value (000)
Mortgage Backed (39%)
1,567,038	FHARM #1B2420, 5.086%, 11/1/35	$1,563
995,842	FHLMC #2659, 3.00%, 12/15/21	972
411,560	FHLMC ARM #789582, 5.85%, 7/1/32	417
711,746	FHR #2891 LN, 4.25%, 6/15/24	701
1,076,122	FHR 2676 KM, 3.50%, 12/15/13	1,060
1,232,736	FHR 2836 DG, 5.00%, 6/15/16	1,230
1,758,199	FHR 2852 TU, 3.50%, 1/15/13	1,737
1,593,760	FNMA #708229, 4.26%, 4/1/33	1,578
1,745,315	FNMA #743821, 4.78%, 11/1/33	1,749
1,104,425	FNMA #755867, 4.30%, 12/1/33	1,092
425,131	FNMA #790762, 5.11%, 9/1/34	424
615,948	FNMA #790764, 4.99%, 9/1/34	617
778,561	FNMA #794792, 5.16%, 10/1/34	779
627,477	FNMA #794797, 4.82%, 10/1/34	625
1,174,660	FNMA #850120, 5.328%, 10/1/35	1,175
678,139	FNMA, 3.50%, 11/25/09	671

		16,390

U.S. Government Agency (31%)
900,000	FHLB, 3.875%, 8/22/08	881
2,000,000	FHLB, 4.375%, 10/3/08	1,969
2,000,000	FHLB, 4.375%, 9/17/10	1,967
1,600,000	FHLMC, 4.25%, 7/15/09	1,572
1,000,000	FHLMC, 4.50%, 8/4/08	992
1,300,000	FNMA, 3.25%, 1/15/08	1,263
1,000,000	FNMA, 4.25%, 5/15/09	984
1,000,000	FNMA, 4.75%, 8/25/08	996
1,200,000	FNMA, 4.90%, 11/28/07	1,198
1,250,000	FNMA, 4.90%, 11/3/08	1,244

		13,066

U.S. Treasury (28%)
3,580,000	U.S. Treasury Note, 3.50%, 8/15/09	3,464
3,800,000	U.S. Treasury Note, 3.625%, 1/15/10	3,679
1,500,000	U.S. Treasury Note, 3.875%, 9/15/10	1,461
1,930,000	U.S. Treasury Note, 4.375%, 11/15/08	1,924
1,500,000	U.S. Treasury Note, 4.375%, 12/15/10	1,492

		12,020

Investment Company (2%)
797,708	Bunker Hill Money Market Fund *	798

Total (Cost - $42,868) (a)		42,274
Other Assets, net of Liabilities (0%)		159

Net Assets (100%)		$42,433

* Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$13
Unrealized depreciation		(607)

Net unrealized depreciation		$(594)

GNMA Fund

Schedule of Investments - January 31, 2006

Principal or Shares	Security Description	Value (000)
Mortgage Backed (161%)
2,370,205	FH ARM #782784, 4.40%, 10/1/34	$2,329
1,060,700	FHLMC #780444, 5.66%, 3/1/33	1,074
1,040,769	FHLMC #846489, 5.41%, 7/1/19	1,059
617,340	FHLMC ARM #789582, 5.85%, 7/1/32	625
241,174	FHR 1256 CB, 5.20%, 4/15/22	241
1,740,048	FNMA #665367, 5.43%, 8/1/32	1,761
2,226,743	FNMA #753498, 4.77%, 11/1/33	2,224
6,200,000	FNMA TBA, 5.00%, 2/1/36 (b)	5,989
2,050,545	FNR 2002-33, 5.15%, 11/25/30	2,099
620,841	GNMA #2591, 7.00%, 5/20/28	649
5,575,821	GNMA #3515, 5.50%, 2/20/34	5,583
5,463,124	GNMA #3599, 6.50%, 8/20/34	5,667
3,565,287	GNMA #3711, 5.50%, 5/20/35	3,570
802,973	GNMA #582100, 7.50%, 4/15/32	845
310,611	GNMA #592286, 7.50%, 1/15/33	327
3,639,227	GNMA #616826, 5.50%, 1/15/35	3,657
483,744	GNMA #780619, 7.00%, 8/15/12	502
334,524	GNMA #780759, 6.50%, 4/15/13	345
717,809	GNMA #780852, 6.50%, 9/15/13	740
733,613	GNMA #780853, 9.00%, 1/15/10	762
1,185,252	GNMA #781324, 7.00%, 7/15/31	1,245
1,230,909	GNMA #781412, 6.50%, 2/15/17	1,270
893,197	GNMA #781445, 8.00%, 11/15/31	957
3,572,826	GNMA #781527, 6.00%, 11/15/32	3,667
2,006,965	GNMA #80029, 4.375%, 1/20/27	2,011
765,401	GNMA #8006, 4.75%, 7/20/22	769
509,911	GNMA #80346, 4.125%, 11/20/29	513
491,045	GNMA #8041, 4.75%, 8/20/22	493
1,218,217	GNMA #80507, 4.375%, 4/20/31	1,220
2,614,140	GNMA #80546, 4.00%, 10/20/31	2,624
1,171,164	GNMA #80612, 4.50%, 6/20/32	1,174
500,002	GNMA #8062, 4.125%, 10/20/22	504
2,377,401	GNMA #81018, 5.00%, 8/20/34	2,392
613,142	GNMA #8228, 4.75%, 7/20/23	616
597,455	GNMA #8301, 4.125%, 10/20/23	602
1,066,863	GNMA #8302, 4.125%, 10/20/23	1,075
644,098	GNMA #8339, 4.125%, 12/20/23	649
448,369	GNMA #8867, 4.125%, 11/20/21	452
826,552	GNMA 2002-24 FA, 4.97%, 4/16/32	834
538,843	GNMA 2002-24, 5.02%, 4/16/32	543
125,231	GNMA 2002-27 FA, 4.97%, 5/16/32	126
4,810,362	GNMA ARM #3584, 6.00%, 7/20/34	4,914
19,500,000	GNMA TBA, 5.00%, 2/1/36 (b)	19,195
26,150,000	GNMA TBA, 5.50%, 2/1/36 (b)	26,256
20,400,000	GNMA TBA, 6.00%, 2/1/36 (b)	20,903
7,400,000	GNMA TBA, 6.50%, 2/1/36 (b)	7,733
397,008	GNMA, 4.125%, 10/20/21	401
2,311,620	GNMA, 4.375%, 11/20/27	2,303
4,222,892	GNMA, 4.67%, 5/16/30	4,224
3,226,973	GNMA, 4.87%, 12/16/29	3,243
1,054,774	GNMA, 4.87%, 9/16/31	1,061
80,910	GNMA, 4.89%, 3/20/29	81
1,063,786	GNMA, 4.92%, 11/16/29	1,071
3,872,368	GNMA, 4.92%, 12/16/29	3,896
1,867,819	GNMA, 5.02%, 11/16/29	1,883
1,615,828	GNMA, 5.04%, 9/20/30	1,625
1,287,993	GNMA, 6.00%, 9/16/28	1,286
308,091	GNMA, 6.50%, 2/15/09	315
81,527	GNR 2000-26 F, 4.89%, 6/20/30	82
802,801	GNR 2000-9 FH, 4.97%, 2/16/30	809
885,164	GNR 2001-19, 4.97%, 5/16/31	892
2,466,983	GNR 2002-11, 4.99%, 2/20/32	2,490
186,632	GNR 2002-31 FW, 4.87%, 6/16/31	188
547,461	GNR 2002-4 FY, 4.92%, 1/16/32	551
2,868,537	GNR 2002-48 FT, 4.67%, 12/16/26	2,878
3,035,409	GNR 2002-76, 4.67%, 1/16/31	3,037
959,165	GNR 2002-76, 4.77%, 12/16/26	963
1,313,934	GNR 2003-1QK, 4.00%, 2/16/26	1,306
265,949	GNR 2004-33 PA, 5.50%, 3/16/22	265

		177,635

U.S. Government Agency (6%)
3,000,000	FHLMC Disc Note, 4.3038%, 3/13/06 (c)	2,986
3,400,000	FNMA Disc Note, 4.4531%, 6/21/06 (c)	3,340

		6,326

Investment Company (6%)
6,347,515	Bunker Hill Money Market Fund *	6,348

Total (Cost - $192,048) (a)		190,309
Liabilities in excess of Other Assets (-73%)		(80,413)

Net Assets (100%)		$109,896

* Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$133
Unrealized depreciation		(1,872)

Net unrealized depreciation		$(1,739)

(b) Security purchased on a delay delivery basis.
(c) Discount rate at time of purchase.

Open Future Contracts (000s)
# of contracts	Contract Type	Expiration Date	Current Value	Unrealized Appreciation
75	U.S. Treasury 2 Year Note Future	Mar-06	$15,363	$28

Real Return Fund

Schedule of Investments - January 31, 2006

Principal or Shares	Security Description	Value (000)
Mortgage Backed (15%)
1,037,613	Countrywide Alternative Loan Trust, 0.55%, 2/25/07	$3
236,576	Countrywide Alternative Loan Trust, 1.50%, 6/25/34	2
26,719	Countrywide Home Loans, 5.44%, 5/25/34	27
8,870	FHLMC Structured, 1.842%, 8/15/08	9
21,619	FNMA #753498, 4.77%, 11/1/33	22
54,508	FNMA, 5.06%, 2/25/44	56
10,775	Morgan Stanley Mortgage Loan Trust, 5.26%, 2/25/34	11
16,996	Structured Asset Securities Corp., 6.20%, 3/25/33	17
13,680	Thornburg Mortgage Securities Trust, 4.80%, 3/25/44	14
23,050	Washington Mutual, 4.87%, 5/6/34	23
7,780	Washington Mutual, 4.88%, 4/25/44	8

		192

U.S. Treasury Inflation Indexed Notes (95%)
98,716	U.S. Treasury Inflation Indexed, 0.875%, 4/15/10 (b)	95
72,167	U.S. Treasury Inflation Indexed, 1.625%, 1/15/15 (b)	70
78,560	U.S. Treasury Inflation Indexed, 1.875%, 7/15/13	78
28,445	U.S. Treasury Inflation Indexed, 1.875%, 7/15/15	28
102,690	U.S. Treasury Inflation Indexed, 2.00%, 1/15/14	103
139,943	U.S. Treasury Inflation Indexed, 2.00%, 7/15/14 (b)	141
142,597	U.S. Treasury Inflation Indexed, 2.375%, 1/15/25	151
71,464	U.S. Treasury Inflation Indexed, 3.00%, 7/15/12	76
34,507	U.S. Treasury Inflation Indexed, 3.375%, 1/15/12	37
59,947	U.S. Treasury Inflation Indexed, 3.50%, 1/15/11 (b)	65
84,420	U.S. Treasury Inflation Indexed, 3.625%, 1/15/08	87
106,317	U.S. Treasury Inflation Indexed, 3.625%, 4/15/28	138
57,856	U.S. Treasury Inflation Indexed, 3.875%, 1/15/09	61
60,124	U.S. Treasury Inflation Indexed, 3.875%, 4/15/29	81
49,348	U.S. Treasury Inflation Indexed, 4.25%, 1/15/10	54

		1,265

Investment Company (5%)
70,896	Bunker Hill Money Market Fund *	71

Total (Cost - $1,519) (a)		1,528
Liabilities in excess of Other Assets (-15%)		(198)

Net Assets (100%)		$1,330

* Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$19
Unrealized depreciation		(10)

Net unrealized appreciation		$9

(b) Security purchased on a delay delivery basis.

Core Bond Fund

Schedule of Investments - January 31, 2006

Principal or Shares	Security Description	Value (000)
Asset Backed (16%)
3,300,000	Ameriquest Mortgage Securities Inc., 4.74%, 3/25/35	$3,303
56,680	Credit-Based Asset Servicing & Securities, 4.64%, 12/25/35	57
91,468	First Franklin Mtg Loan Asset Backed Certificates, 4.81%, 1/25/35	92
99,756	SLM Student Loan Trust, 4.64%, 6/15/16	100
833,946	Ameriquest Mortgage Securities Inc., 4.90%, 1/25/34	835
1,000,000	MBNA Credit Card Master Note Trust, 3.65%, 3/15/11	969
3,000,000	Ford Credit Floorplan Master Owner Trust, 4.69%, 7/15/09	3,001
3,030,437	Countrywide Asset-Backed Certificates, 4.88%, 9/30/34	3,035
3,490,202	Los Angeles Arena Funding LLC 144A, 7.656%, 12/15/26 (b)	3,754
3,606,317	Countrywide Asset-Backed Certificates, 4.88%, 12/25/34	3,609
3,720,705	Morgan Stanley ABS Capital, 4.83%, 5/25/34	3,725
3,940,000	Bank One Issuance Trust, 3.45%, 10/15/11	3,781
4,600,000	Capital One Multi-Asset Execution Trust, 4.69%, 12/15/09	4,605
5,000,000	Superior Wholesale Inventory Financing Trust 144A, 4.72%, 5/15/09 (b)	4,947
6,400,000	GE Capital Credit Card Master Note Trust, 4.13%, 6/17/13	6,202
6,500,000	Nissan Master Owner Trust Receivables, 4.53%, 9/15/08	6,506
7,088,496	EMC Mortgage Loan Trust, 5.00%, 5/25/40	7,093
8,100,000	Centex Home Equity, 4.70%, 3/25/35	8,103
10,294,362	Option One Mortgage Loan Trust, 4.77%, 2/25/35	10,304
11,400,000	Nomura Asset Securities Corp., 6.59%, 3/15/30	11,745
13,500,000	Volkswagon Credit Auto Master Trust, 4.51%, 7/20/10	13,499

		99,265

Corporate (17%)
1,559,000	America Movil SA de CV, 5.75%, 1/15/15	1,547
652,000	Anadarko Finance Co., 7.50%, 5/1/31	789
702,000	Axa, 8.60%, 12/15/30	929
1,650,000	Bank of America Corp., 3.875%, 1/15/08	1,617
800,000	Bank of America Corp., 4.25%, 10/1/10	774
620,000	Bank Of America Corp., 4.75%, 8/1/15	598
1,425,000	Bear Stearns Co. Inc., 4.55%, 6/23/10	1,394
810,000	BHP Billiton Finance, 4.80%, 4/15/13	790
1,451,000	Boeing Capital Corp., 6.50%, 2/15/12	1,554
1,420,000	British Sky Broadcasting, 8.20%, 7/15/09	1,546
780,000	Cardinal Health Inc., 5.85%, 12/15/17	790
2,419,000	CIT Group Co. of Canada, 4.65%, 7/1/10	2,363
630,000	Citigroup Inc., 3.50%, 2/1/08	613
1,020,000	Citigroup Inc., 4.625%, 8/3/10	1,003
690,000	Citigroup Inc., 5.30%, 1/7/16	689
2,580,000	Codelco Inc., 5.50%, 10/15/13	2,608
820,000	DaimlerChrysler NA Holding Corp., 4.05%, 6/4/08	797
796,000	DaimlerChrysler NA Holding Corp., 4.875%, 6/15/10	775
760,000	DaimlerChrysler NA Holding, 6.50%, 11/15/13	789
574,000	Devon Financing Corp. ULC, 6.875%, 9/30/11	622
3,500,000	Dominion Resources Inc., 4.82%, 9/28/07	3,501
668,000	Dominion Resources Inc., 6.25%, 6/30/12	694
1,246,000	Dominion Resources Inc., 8.125%, 6/15/10	1,376
757,000	Encana Holdings Fin Corp., 5.80%, 5/1/14	781
831,000	EOP Operating LP, 4.75%, 3/15/14	782
2,490,000	Gaz Capital (Gazprom), 8.625%, 4/28/34	3,147
3,190,644	Gazstream SA, 5.625%, 7/22/13	3,159
2,974,000	General Electric Capital Corp., 5.00%, 1/8/16	2,913
796,000	Goldman Sachs Group Inc., 5.125%, 1/15/15	778
750,000	Goldman Sachs Group Inc., 6.125%, 2/15/33	777
564,000	HSBC Bank USA, 5.875%, 11/1/34	564
1,204,000	HSBC Finance Corp., 5.00%, 6/30/15	1,159
6,270,000	Hutchison Whamp International Ltd., 6.25%, 1/24/14	6,521
6,210,000	ICICI Bank Ltd. Singapore 144A, 5.75%, 11/16/10 (b)	6,232
2,561,000	Intl Lease Finance Corp., 4.35%, 9/15/08	2,508
1,260,000	JP Morgan Chase & Co., 3.625%, 5/1/08	1,223
940,000	JP Morgan Chase & Co., 4.60%, 1/17/11	920
840,000	JP Morgan Chase & Co., 4.75%, 3/1/15	808
640,000	Kellogg Co., 7.45%, 4/1/31	777
709,000	Keyspan Corp., 7.625%, 11/15/10	784
571,000	Kinder Morgan Ener Part, 5.125%, 11/15/14	555
701,000	Kowloon-Canton Railway, 8.00%, 3/15/10	775
1,591,000	Lehman Brothers Holdings, 4.50%, 7/16/10	1,552
657,000	Lennar Corp., 5.60%, 5/31/15	635
637,000	Metlife Inc., 5.00%, 6/15/15	623
2,105,000	Morgan Stanley, 3.625%, 4/1/08	2,047
2,530,000	Morgan Stanley, 4.76%, 7/27/07	2,534
790,000	Morgan Stanley, 5.375%, 10/15/15	784
398,000	National Rural Utilities, 4.75%, 3/1/14	387
476,000	National Rural Utilities, 8.00%, 3/1/32	619
653,000	Newmont Mining Corp., 5.875%, 4/1/35	636
760,000	Nextel Communications, 6.875%, 10/31/13	797
785,000	Nisource Finance Corp., 5.40%, 7/15/14	779
990,000	Oracle Corp. 144A, 5.00%, 1/15/11 (b)	981
614,000	Pacific Gas & Electric, 6.05%, 3/1/34	625
716,000	Petro-Canada, 5.95%, 5/15/35	717

2,580,000	Petronas Capital Ltd., 7.875%, 5/22/22	3,170
702,000	Pulte Homes Inc., 7.875%, 8/1/11	768
752,000	Safeway Inc., 7.25%, 2/1/31	811
719,000	Schering-Plough Corp., 6.75%, 12/1/33	803
617,000	Simon Property Group LP, 6.375%, 11/15/07	629
421,000	Southwest Airlines Co., 5.125%, 3/1/17	394
890,000	Sprint Capital Corp., 8.75%, 3/15/32	1,164
1,340,000	Target Corp., 5.875%, 3/1/12	1,398
1,685,000	Telecom Italia Capital, 4.875%, 10/1/10	1,645
2,500,000	Telecom Italia Capital, 5.25%, 11/15/13	2,428
1,486,000	Time Warner Inc., 6.875%, 5/1/12	1,578
1,270,000	Time Warner Inc., 7.70%, 5/1/32	1,425
5,870,000	Treasury Bank, 4.46%, 3/1/06	5,869
800,000	UnitedHealth Group Inc., 4.875%, 3/15/15	778
800,000	Vale Overseas Ltd., 6.25%, 1/11/16	800
3,010,000	Vale Overseas Ltd., 8.25%, 1/17/34	3,446
655,000	Valero Energy Corp., 6.875%, 4/15/12	708
821,000	Wal-Mart Stores, 5.25%, 9/1/35	783
986,000	Waste Management Inc., 7.75%, 5/15/32	1,198
1,426,000	Wellpoint Inc., 6.80%, 8/1/12	1,542
740,000	Weyerhaeuser Co., 6.75%, 3/15/12	781
871,000	Wyeth, 4.375%, 3/1/08	860
770,000	Wyeth, 5.50%, 2/1/14	775

		110,790

Foreign Government (7%)
5,340,000	Bulgaria Government International Bond, 8.25%, 1/15/15	6,388
488,089	Croatia, 5.60%, 7/31/06	489
4,684,091	Croatia, 5.60%, 7/31/10	4,703
82,610,000	Mexican Fixed Rate Bonds, 8.00%, 12/19/13	7,874
93,170,000	Mexican Fixed Rate Bonds, 9.00%, 12/24/09	9,331
3,020,000	Republic of South Africa, 6.50%, 6/2/14	3,247
5,610,000	Russia Government International Bond, 5.00%, 3/31/30	6,269
2,970,000	South Africa Government International Bond, 7.375%, 4/25/12	3,298

		41,599

Mortgage Backed (53%)
1,259,000	Banc of America Commercial Mortgage Inc., 4.176%, 11/10/41	1,221
5,530,000	Banc of America Commercial Mortgage Inc., 4.50%, 7/10/43	5,380
7,600,000	Banc of America Large Loan 144A, 4.64%, 7/14/08 (b)	7,600
2,948,410	Bear Stearns ABS, 4.49%, 3/25/44	2,911
2,952,756	Bear Stearns ARM, 5.53%, 6/25/31	2,974
1,400,000	Bear Stearns Commercial Mortgage Securities, 6.46%, 10/15/36	1,480
5,466,401	Countrywide Alternative Loan Trust, 4.79%, 6/25/35	5,494
5,110,700	Countrywide Home Loans, 5.44%, 8/25/34	5,206
1,867,685	FNMA #670385, 6.50%, 9/1/32	1,918
6,554,257	FNMA #725423, 5.50%, 5/1/34	6,499
16,322,048	FNMA #725424, 5.50%, 4/1/34	16,184
3,962,904	FNMA #725425, 5.50%, 4/1/34	3,929
15,880,000	FNMA TBA, 5.00%, 2/1/36 (c)	15,339
45,420,000	FNMA TBA, 5.50%, 2/1/36 (c)	44,923
33,000,000	FNMA TBA, 5.50%, 3/1/36 (c)	32,598
78,090,000	FNMA TBA, 6.00%, 2/1/36 (c)	78,846
5,991,941	FNMA, 5.06%, 2/25/44	6,125
1,455,691	GNMA #616826, 5.50%, 1/15/35	1,463
17,200,000	GNMA TBA, 5.50%, 2/1/36 (c)	17,270
5,330,000	GS Mortgage Securities Corp., 4.475%, 7/10/39	5,191
7,890,000	GS Mortgage Securities Corp., 4.75%, 7/10/39	7,603
6,900,000	GS Mortgage Securities Corp., 5.396%, 8/10/38	6,949
2,109,000	JP Morgan Chase Commercial Sec Corp., 5.02%, 8/12/37	2,096
5,720,000	LB-UBS Commercial Mortgage Trust, 4.821%, 4/15/30	5,649
7,900,000	Merrill Lynch Mortgage Trust, 4.556%, 5/12/43	7,711
5,310,000	Merrill Lynch Mortgage Trust, 5.24%, 11/12/37	5,320
112,585	Option One Mortgage Loan Trust, 4.80%, 6/25/32	113
6,829,185	PUMA Finance Ltd 144A, 4.50%, 8/9/35 (b)	6,843
5,703,349	Structured Asset Mortgage Investments Inc., 5.12%, 12/27/35	5,810
4,713,002	Structured Asset Mortgage Investments Inc., 5.81%, 5/25/45	4,760
4,780,000	Wachovia Bank Commercial Mortgage Trust, 4.38%, 10/15/41	4,655
3,210,566	Washington Mutual, 4.38%, 12/25/32	3,164
3,710,002	Washington Mutual, 4.94%, 8/25/35	3,687
5,470,000	Washington Mutual, 5.2855%, 1/28/36	5,442
6,454,167	Wells Fargo MBS, 3.39%, 7/25/34	6,431

		338,784

U.S. Government Agency (5%)
13,920,000	FHLMC, 4.00%, 8/17/07	13,751
6,350,000	FHLMC, 4.125%, 10/18/10	6,163
1,670,000	FHLMC, 6.25%, 7/15/32	1,958
8,170,000	FNMA, 3.25%, 2/15/09	7,819

		29,691

U.S. Treasury (28%)
32,350,000	U.S. Treasury Bill, 3.66%, 2/23/06 (d)	32,269
3,740,000	U.S. Treasury Bill, 3.85%, 3/2/06 (d)	3,727
1,000,000	U.S. Treasury Bond, 5.375%, 2/15/31	1,101
1,109,000	U.S. Treasury Bond, 6.00%, 2/15/26	1,287
14,900,000	U.S. Treasury Bond, 6.125%, 11/15/27	17,684
4,430,000	U.S. Treasury Bond, 6.25%, 8/15/23	5,215
3,130,000	U.S. Treasury Note, 3.00%, 2/15/09	2,998
31,350,000	U.S. Treasury Note, 3.125%, 10/15/08	30,265
26,920,000	U.S. Treasury Note, 3.625%, 4/30/07	26,611
30,290,000	U.S. Treasury Note, 3.875%, 9/15/10	29,496
22,740,000	U.S. Treasury Note, 4.00%, 2/15/15	21,830
10,035,000	U.S. Treasury Note, 4.50%, 11/15/15	10,012

		182,495

Investment Company (3%)
22,122,262	Bunker Hill Money Market Fund *	22,122

Total (Cost - $830,318) (a)		824,746
Liabilities in excess of Other Assets (-29%)		(185,002)

Net Assets (100%)		$639,744

* Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$2,157
Unrealized depreciation		(7,729)

Net unrealized depreciation		$(5,572)

(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.
(c) Security purchased on a delayed delivery
(d) Discount rate at time of purchase

Open Future Contracts (000s)
# of contracts	Contract Type	Expiration Date	Current Value	Unrealized Appreciation (Depreciation)
266	Euro-Bobl Future	Mar-06	$36,227	$320
83	Euro Buxl 30 Year Bond Future	Mar-06	10,456	(248)

			$46,683	$72

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Contract Price	Contract Value	Unrealized Appreciation (Depreciation)
Assets:
4/10/06	KRW (BUY 6,233,909)	962.95	$6,473,761	$17,765

Liabilities:
2/23/06	EUR (BUY 3,356)	1.22	$4,078,111	$(49,937)
2/23/06	EUR (BUY 1,889)	1.22	2,295,456	(31,754)
2/23/06	HUF (SELL 842,050)	207.18	4,064,307	(67,217)
2/23/06	HUF (SELL 471,872)	207.18	2,277,576	(42,996)

			$12,715,450	$(191,903)

Opportunity Bond Fund

Schedule of Investments - January 31, 2006

Principal or Shares	Security Description	Value (000)
Asset Backed (13%)
2,000,000	Centex Home Equity, 4.70%, 3/25/35	$2,001
819,537	Morgan Stanley ABS Capital, 4.83%, 5/25/34	821
1,000,000	Ford Credit Floorplan Master Owner Trust, 4.69%, 7/15/09	1,000
1,032,313	Los Angeles Arena Funding LLC 144A, 7.656%, 12/15/26 (b)	1,110
1,400,000	Citibank Credit Card Issuance Trust, 4.75%, 3/7/08	1,400
1,400,000	Countrywide Asset-Backed Certificates, 4.73%, 5/25/35	1,400
1,416,997	Credit-Based Asset Servicing & Securities, 4.64%, 12/25/35	1,418
1,501,881	EMC Mortgage Loan Trust, 5.00%, 5/25/40	1,503
2,000,000	Structured Asset Investment Loan Trust, 4.83%, 9/25/34	2,002
2,237,905	Option One Mortgage Loan Trust, 4.77%, 2/25/35	2,240
2,700,000	Residential Asset Securities Corp., 4.72%, 5/25/34	2,701

		17,596

Corporate (15%)
370,000	America Movil SA de CV, 5.75%, 1/15/15	367
167,000	AmerisourceBergen Corp. 144A, 5.875%, 9/15/15 (b)	169
150,000	Anadarko Finance Co., 7.50%, 5/1/31	182
170,000	Axa, 8.60%, 12/15/30	225
360,000	Bank of America Corp., 3.875%, 1/15/08	353
170,000	Bank of America Corp., 4.25%, 10/1/10	165
140,000	Bank Of America Corp., 4.75%, 8/1/15	135
340,000	Bear Stearns Co. Inc., 4.55%, 6/23/10	333
170,000	BHP Billiton Finance, 4.80%, 4/15/13	166
350,000	Boeing Capital Corp., 6.50%, 2/15/12	375
320,000	British Sky Broadcasting, 8.20%, 7/15/09	348
170,000	Cardinal Health Inc., 5.85%, 12/15/17	172
570,000	CIT Group Co. of Canada, 4.65%, 7/1/10	557
140,000	Citigroup Inc., 3.50%, 2/1/08	136
220,000	Citigroup Inc., 4.625%, 8/3/10	216
150,000	Citigroup Inc., 5.30%, 1/7/16	150
180,000	DaimlerChrysler NA Holding Corp., 4.05%, 6/4/08	175
190,000	DaimlerChrysler NA Holding Corp., 4.875%, 6/15/10	185
160,000	DaimlerChrysler NA Holding, 6.50%, 11/15/13	166
140,000	Devon Financing Corp. ULC, 6.875%, 9/30/11	152
750,000	Dominion Resources Inc., 4.82%, 9/28/07	750
160,000	Dominion Resources Inc., 6.25%, 6/30/12	166
290,000	Dominion Resources Inc., 8.125%, 6/15/10	320
180,000	Encana Holdings Fin Corp., 5.80%, 5/1/14	186
200,000	EOP Operating LP, 4.75%, 3/15/14	188
540,000	Gaz Capital (Gazprom), 8.625%, 4/28/34	682
698,257	Gazstream SA, 5.625%, 7/22/13	691
518,000	General Electric Capital Corp., 5.00%, 1/8/16	507
190,000	Goldman Sachs Group Inc., 5.125%, 1/15/15	186
160,000	Goldman Sachs Group Inc., 6.125%, 2/15/33	166
140,000	HSBC Bank USA, 5.875%, 11/1/34	140
290,000	HSBC Finance Corp., 5.00%, 6/30/15	279
570,000	ICICI Bank Ltd. Singapore 144A, 5.75%, 11/16/10 (b)	572
590,000	Intl Lease Finance Corp., 4.35%, 9/15/08	578
270,000	JP Morgan Chase & Co., 3.625%, 5/1/08	262
200,000	JP Morgan Chase & Co., 4.60%, 1/17/11	196
180,000	JP Morgan Chase & Co., 4.75%, 3/1/15	173
140,000	Kellogg Co., 7.45%, 4/1/31	170
160,000	Keyspan Corp., 7.625%, 11/15/10	177
130,000	Kinder Morgan Ener Part, 5.125%, 11/15/14	126
170,000	Kowloon-Canton Railway, 8.00%, 3/15/10	188
380,000	Lehman Brothers Holdings, 4.50%, 7/16/10	371
140,000	Lennar Corp., 5.60%, 5/31/15	135
140,000	Metlife Inc., 5.00%, 6/15/15	137
480,000	Morgan Stanley, 3.625%, 4/1/08	467
170,000	Morgan Stanley, 5.375%, 10/15/15	169
100,000	National Rural Utilities, 4.75%, 3/1/14	97
110,000	National Rural Utilities, 8.00%, 3/1/32	143
150,000	Newmont Mining Corp., 5.875%, 4/1/35	146
170,000	Nextel Communications, 6.875%, 10/31/13	178
190,000	Nisource Finance Corp., 5.40%, 7/15/14	189
220,000	Oracle Corp. 144A, 5.00%, 1/15/11 (b)	218
140,000	Pacific Gas & Electric, 6.05%, 3/1/34	143
160,000	Petro-Canada, 5.95%, 5/15/35	160
170,000	Pulte Homes Inc., 7.875%, 8/1/11	186

140,000	Rogers Cable Inc., 7.875%, 5/1/12	150
180,000	Safeway Inc., 7.25%, 2/1/31	194
160,000	Schering-Plough Corp., 6.75%, 12/1/33	179
140,000	Simon Property Group LP, 6.375%, 11/15/07	143
210,000	Sinclair Broadcast Group, 8.00%, 3/15/12	213
100,000	Southwest Airlines Co., 5.125%, 3/1/17	94
190,000	Sprint Capital Corp., 8.75%, 3/15/32	248
310,000	Target Corp., 5.875%, 3/1/12	323
400,000	Telecom Italia Capital, 4.875%, 10/1/10	390
560,000	Telecom Italia Capital, 5.25%, 11/15/13	544
340,000	Time Warner Inc., 6.875%, 5/1/12	361
280,000	Time Warner Inc., 7.70%, 5/1/32	314
1,350,000	Treasury Bank, 4.46%, 3/1/06	1,350
180,000	UnitedHealth Group Inc., 4.875%, 3/15/15	175
170,000	Vale Overseas Ltd., 6.25%, 1/11/16	170
160,000	Valero Energy Corp., 6.875%, 4/15/12	173
200,000	Wal-Mart Stores, 5.25%, 9/1/35	191
220,000	Waste Management Inc., 7.75%, 5/15/32	267
340,000	Wellpoint Inc., 6.80%, 8/1/12	368
160,000	Weyerhaeuser Co., 6.75%, 3/15/12	169
205,000	Wyeth, 4.375%, 3/1/08	202
170,000	Wyeth, 5.50%, 2/1/14	171

		20,558

Foreign Government (13%)
580,000	Bulgaria Government International Bond, 8.25%, 1/15/15	694
8,400,000	Egypt Treasury Bill, 0.00%, 9/12/06	1,395
14,330,000	Mexican Fixed Rate Bonds, 8.00%, 12/19/13	1,366
14,090,000	Mexican Fixed Rate Bonds, 9.00%, 12/24/09	1,411
280,000	Mexico, 8.125%, 12/30/19	342
3,180,000	Republic of Brazil, 12.50%, 1/5/16	1,464
880,000	Republic of Brazil, 7.125%, 1/20/37	867
680,000	Republic of Brazil, 8.75%, 2/4/25	778
310,000	Republic of Colombia, 10.00%, 1/23/12	371
340,000	Republic of Colombia, 8.25%, 12/22/14	387
430,000	Republic of Panama, 7.125%, 1/29/26	454
260,000	Republic of Panama, 7.25%, 3/15/15	281
570,000	Republic of Philippines, 10.625%, 3/16/25	723
350,000	Republic of Philippines, 8.00%, 1/15/16	368
340,000	Republic of Philippines, 9.875%, 1/15/19	404
910,000	Republic of Turkey, 8.00%, 2/14/34	992
650,000	Republic of Venezuela, 8.50%, 10/8/14	728
630,000	Republic of Venezuela, 9.25%, 9/15/27	786
660,000	Republic of Vietnam 144A, 6.875%, 1/15/16 (b)	683
1,220,000	Russia Government International Bond, 5.00%, 3/31/30	1,363
590,000	United Mexican States, 8.00%, 9/24/22	720

		16,577

Mortgage Backed (48%)
271,000	Banc of America Commercial Mortgage Inc., 4.176%, 11/10/41	263
1,110,000	Banc of America Commercial Mortgage Inc., 4.50%, 7/10/43	1,080
1,600,000	Banc of America Large Loan 144A, 4.64%, 7/14/08 (b)	1,600
1,159,540	Countrywide Alternative Loan Trust, 4.79%, 6/25/35	1,165
1,099,135	Countrywide Home Loans, 5.44%, 8/25/34	1,120
2,357,539	Countrywide Home Loans, 5.52%, 1/20/35	2,411
483,115	FNMA #670385, 6.50%, 9/1/32	496
1,350,730	FNMA #725423, 5.50%, 5/1/34	1,339
3,354,970	FNMA #725424, 5.50%, 4/1/34	3,327
814,558	FNMA #725425, 5.50%, 4/1/34	808
3,750,000	FNMA TBA, 5.00%, 2/1/36 (c)	3,622
9,730,000	FNMA TBA, 5.50%, 2/1/36 (c)	9,624
6,570,000	FNMA TBA, 5.50%, 3/1/36 (c)	6,490
16,550,000	FNMA TBA, 6.00%, 2/1/36 (c)	16,710
1,091,768	GNMA #616826, 5.50%, 1/15/35	1,097
2,920,000	GNMA TBA, 5.50%, 2/1/36 (c)	2,932
1,080,000	GS Mortgage Securities Corp., 4.475%, 7/10/39	1,052
1,740,000	GS Mortgage Securities Corp., 4.75%, 7/10/39	1,677
440,000	JP Morgan Chase Commercial Sec Corp., 5.02%, 8/12/37	437
1,140,000	LB-UBS Commercial Mortgage Trust, 4.821%, 4/15/30	1,126
1,590,000	Merrill Lynch Mortgage Trust, 4.556%, 5/12/43	1,552
1,160,000	Merrill Lynch Mortgage Trust, 5.24%, 11/12/37	1,162
1,240,267	Structured Asset Mortgage Investments Inc., 5.12%, 12/27/35	1,263
1,145,622	Structured Asset Mortgage Investments Inc., 5.81%, 5/25/45	1,157
970,000	Wachovia Bank Commercial Mortgage Trust, 4.38%, 10/15/41	945
824,445	Washington Mutual, 4.94%, 8/25/35	819
1,200,000	Washington Mutual, 5.2855%, 1/28/36	1,194

		66,468

U.S. Government Agency (4%)
2,810,000	FHLMC, 4.00%, 8/17/07	2,776
1,380,000	FHLMC, 4.125%, 10/18/10	1,339
1,780,000	FNMA, 3.25%, 2/15/09	1,704

		5,819

U.S. Treasury (33%)
11,930,000	U.S. Treasury Bill, 3.66%, 2/23/06 (d)	11,900
800,000	U.S. Treasury Bill, 3.85%, 3/2/06 (d)	797
261,000	U.S. Treasury Bond, 6.00%, 2/15/26	303
2,440,000	U.S. Treasury Bond, 6.125%, 11/15/27	2,896
1,080,000	U.S. Treasury Bond, 6.25%, 8/15/23	1,271
670,000	U.S. Treasury Note, 3.00%, 2/15/09	642
8,030,000	U.S. Treasury Note, 3.125%, 10/15/08	7,752
7,290,000	U.S. Treasury Note, 3.625%, 4/30/07	7,206
7,520,000	U.S. Treasury Note, 3.875%, 9/15/10	7,323
1,720,000	U.S. Treasury Note, 4.00%, 2/15/15	1,651
2,940,000	U.S. Treasury Note, 4.50%, 11/15/15	2,933

		44,674

Investment Company (3%)
5,771,452	Bunker Hill Money Market Fund *	5,771

Total (Cost - $177,835) (a)		177,463
Liabilities in excess of Other Assets (-29%)		(39,926)

Net Assets (100%)		$137,537

* Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$884
Unrealized depreciation		(1,256)

Net unrealized depreciation		$(372)

(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.
(c) Security purchased on a delayed delivery
(d) Discount rate at time of purchase

Open Future Contracts (000s)
# of contracts	Contract Type	Expiration Date	Current Value	Unrealized Appreciation (Depreciation)
58	Euro-Bobl Future	Mar-06	$7,899	$70
18	Euro Buxl 30 Year Bond Future	Mar-06	2,267	(54)

			$10,166	$16

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Contract Price	Contract Value	Unrealized Appreciation (Depreciation)
Assets:
4/10/06	KRW (BUY 1,343,066)	962.95	1,394,741	3,827
3/9/06	TRY (BUY 1,877)	1.34	1,405,526	50,780

			$2,800,267	$54,608

Liabilities:
1/23/06	EGP (BUY 7,969)	5.73	$1,390,386	$(1,044)
2/23/06	EUR (BUY 724)	1.22	879,783	(10,773)
2/23/06	EUR (BUY 407)	1.22	494,574	(6,842)
2/23/06	HUF (SELL 181,567)	207.18	876,366	(14,494)
2/23/06	HUF (SELL 101,669)	207.18	490,724	(9,264)

			$4,131,834	$(42,416)

High Income Fund

Schedule of Investments - January 31, 2006

Principal or Shares	Security Description	Value (000)
Corporate Bonds (96%)
Automotive (6%)
1,605,000	Ford Motor Co., 7.45%, 7/16/31	$1,184
3,175,000	Ford Motor Credit Co., 7.00%, 10/1/13	2,876
1,330,000	General Motors Acceptance Corp., 5.125%, 5/9/08	1,245
1,245,000	General Motors Acceptance Corp., 7.25%, 3/2/11	1,201
970,000	General Motors Acceptance Corp., 8.00%, 11/1/31	989
1,700,000	General Motors Corp., 7.20%, 1/15/11	1,369
760,000	General Motors Corp., 8.375%, 7/15/33	562
1,845,000	Navistar International, 7.50%, 6/15/11	1,827
710,000	Tenneco Inc., 8.625%, 11/15/14	714
1,647,000	TRW Automotive Inc., 9.375%, 2/15/13	1,791

		13,758

Banking (1%)
1,500,000	Citigroup (JSC Kazkommer) 144A, 7.375%, 4/7/14 (b)	1,530
Basic Materials (4%)
1,215,000	Borden US/Nova Scot 144A, 9.00%, 7/15/14 (b)	1,233
1,685,000	Equistar Chemicals LP, 8.75%, 2/15/09	1,773
1,020,000	Georgia-Pacific Corp., 8.125%, 5/15/11	1,038
1,065,000	Nalco Co., 7.75%, 11/15/11	1,086
2,320,000	Owens-Brockway Glass, 8.25%, 5/15/13	2,442
1,850,000	Vedanta Resources 144A, 6.625%, 2/22/10 (b)	1,813

		9,385

Building & Construction (1%)
1,000,000	Grohe Holdings 144A, 8.625%, 10/1/14 (b)	1,153
925,000	KB Home & Broad Home Corp., 6.375%, 8/15/11	926

		2,079

Cable Systems (4%)
2,400,000	Charter Comm Opt LLC/CAP. 144A, 8.00%, 4/30/12 (b)	2,400
3,535,000	CSC Holdings Inc., 8.125%, 07/15/09	3,588
2,475,000	Mediacom LLC/Mediacom Capital Corp., 9.50%, 1/15/13	2,456
850,000	Videotron Ltee 144A, 6.375%, 12/15/15 (b)	842

		9,286

Communications (9%)
17,500,000	America Movil SA de CV, 9.00%, 1/15/16	1,685
2,650,000	Citizens Communications, 6.25%, 1/15/13	2,571
1,380,000	Dobson Cellular Systems, 8.375%, 11/1/11	1,470
1,600,000	Eircom Funding, 8.25%, 8/15/13	1,704
1,850,000	Hanaro Telecom Inc. 144A, 7.00%, 2/1/12 (b)	1,821
4,345,000	Liberty Media Corp., 5.70%, 5/15/13	4,067
400,000	MCI Inc., 6.908%, 5/1/07	404
3,030,000	Qwest Communications Int, 7.50%, 2/15/14	3,060
1,145,000	Qwest Corp., 6.875%, 9/15/33	1,056
3,700,000	Rogers Wireless Inc., 6.375%, 3/1/14	3,718
2,178,000	Telefonica Del Peru S.A. 144A, 8.00%, 4/11/16 (b)	645

		22,201

Consumer Cyclicals (2%)
180,000	Central Garden & Pet Co., 9.125%, 2/1/13	189
2,025,000	Norcross Safety Products, 9.875%, 8/15/11	2,101
100,000	Phillips Van-Heusen, 7.25%, 2/15/11	102
1,140,000	RJ Reynolds Tobacco Holding, 7.25%, 6/1/12	1,168
100,000	RJ Reynolds Tobacco Holdings 144A, 6.50%, 7/15/10 (b)	100
1,140,000	United Auto Group Inc., 9.625%, 3/15/12	1,211

		4,871

Consumer Goods and Services (14%)
1,710,000	Acco Brands Corp., 7.625%, 8/15/15	1,631
1,370,000	Ahold Finance USA Inc., 6.25%, 5/1/09	1,391
47,256	Air 2 US 144A, 8.027%, 10/1/19 (b)	45
440,000	American Achievement Corp., 8.25%, 4/1/12	450
1,865,000	Cenveo Corp., 7.875%, 12/1/13	1,818
1,810,000	Chaoda Modern Agriculture 144A, 7.75%, 2/8/10 (b)	1,828
1,760,000	Dole Foods Co., 8.625%, 5/1/09	1,797
850,000	Dominos Inc., 8.25%, 7/1/11	882
485,000	Elizabeth Arden Inc., 7.75%, 1/15/14	491
1,985,000	Jostens IH Corp., 7.625%, 10/1/12	1,980
1,430,000	K2 Inc., 7.375%, 7/1/14	1,434
885,000	Lamar Media Corp., 7.25%, 1/1/13	914
1,840,000	Leslie’s Poolmart, 7.75%, 2/1/13	1,847
2,096,000	Nectar Merger Corp., 7.75%, 2/15/14	2,091
475,000	Neiman Marcus Group Inc. 144A, 9.00%, 10/15/15 (b)	493
140,000	Penney (JC) & Co., 8.00%, 3/1/10	153
1,800,000	Petro Stopping Center, 9.00%, 2/15/12	1,805
2,000,000	Plastipak Holdings Inc. 144A, 8.50%, 12/15/15 (b)	2,050
320,000	Rent-A-Center, 7.50%, 5/1/10	309
400,000	RJ Reynolds Tobacco Holding, 6.50%, 6/1/07	403
820,000	Sealy Mattress Co., 8.25%, 6/15/14	847

665,000	Smithfield Foods Inc., 8.00%, 10/15/09	698
2,450,000	Spectrum Brands Inc., 7.375%, 2/1/15	2,015
1,845,000	Stater Brothers Holdings, 8.125%, 6/15/12	1,836
250,000	Stripes/Susser Financial 144A, 10.625%, 12/15/13 (b)	259
2,475,000	United Rentals, 6.50%, 2/15/12	2,438
1,980,000	Victoria Acquisition 144A, 7.875%, 10/1/14 (b)	2,517

		34,422

Energy (9%)
365,000	Allegheny Energy Supply, 7.80%, 3/15/11	392
400,000	Amerigas Partner/Eagle Finance, 7.125%, 5/20/16	397
580,000	Atlas Pipeline Partners 144A, 8.125%, 12/15/15 (b)	597
1,240,000	Chesapeake Energy Corp., 6.875%, 1/15/16	1,265
2,350,000	CMS Energy Corp., 7.50%, 1/15/09	2,421
182,659	Dresser, Inc., Term Loan, 4.46%, 4/10/09	186
4,740,000	El Paso Production Holding, 7.75%, 6/1/13	5,013
1,170,000	Energy Partners Ltd., 8.75%, 8/1/10	1,208
1,250,000	MSW Energy Holdings, 7.375%, 9/1/10	1,288
1,325,000	MSW Energy Holdings, 8.50%, 9/1/10	1,408
1,010,000	NRG Energy Inc., 7.375%, 2/1/16	1,028
800,000	Pacific Energy, 7.125%, 6/15/14	832
470,000	Peabody Energy Corp., 6.875%, 3/15/13	486
1,220,000	Pogo Producing Co., 6.625%, 3/15/15	1,214
1,640,000	Sierra Pacific Resources, 8.625%, 3/15/14	1,785
700,000	Targa Resources Inc. 144A, 8.50%, 11/1/13 (b)	728
150,000	Teco Energy Inc., 6.125%, 5/1/07	152
1,415,000	Teco Energy Inc., 7.20%, 5/1/11	1,503
1,070,000	Whiting Petroleum Corp. 144A, 7.00%, 2/1/14 (b)	1,075

		22,978

Food-Retail (1%)
1,900,000	Carrols Corp., 9.00%, 1/15/13	1,853
1,740,000	Landry’s Restaurants Inc., 7.50%, 12/15/14	1,644

		3,497

Foreign Government (1%)
1,080,000	Republic of Vietnam 144A, 6.875%, 1/15/16 (b)	1,117
Gaming (6%)
2,315,000	Boyd Gaming Corp., 7.75%, 12/15/12	2,413
1,200,000	Herbst Gaming Inc., 8.125%, 6/1/12	1,239
1,235,000	Isle of Capri Casinos, 7.00%, 3/1/14	1,212
75,000	Mandalay Resort Group, 6.45%, 2/1/06	75
3,020,000	MGM Mirage Inc., 6.00%, 10/1/09	3,005
615,000	MGM Mirage Inc., 6.625%, 7/15/15	618
730,000	Mohegan Tribal Gaming, 6.125%, 2/15/13	724
1,175,000	San Pasqual Casino 144A, 8.00%, 9/15/13 (b)	1,190
1,200,000	Station Casinos, 6.50%, 2/1/14	1,197
1,990,000	Wynn Las Vegas LLC/Corp., 6.625%, 12/1/14	1,938

		13,611

Healthcare (9%)
490,000	Alliance Imaging, 7.25%, 12/15/12	401
1,250,000	AmerisourceBergen Corp. 144A, 5.875%, 9/15/15 (b)	1,266
320,000	Bio-Rad Laboratories Inc., 6.125%, 12/15/14	313
2,165,000	Davita Inc., 6.625%, 3/15/13	2,187
400,000	HCA Inc., 7.00%, 7/1/07	408
3,370,000	HCA Inc., 7.875%, 2/1/11	3,607
1,100,000	Omnicare Inc., 6.875%, 12/15/15	1,101
2,230,000	Select Medical Corp., 7.625%, 2/1/15	1,985
1,710,000	Service Corp. Intl., 7.70%, 4/15/09	1,798
1,520,000	Tenet Healthcare Corp., 6.50%, 6/1/12	1,360
3,620,000	Triad Hospitals Inc., 7.00%, 11/15/13	3,652
1,220,000	Universal Hospital Services, 10.125%, 11/1/11	1,263
2,265,000	US Oncology Inc., 9.00%, 8/15/12	2,407

		21,748

Industrial (8%)
2,560,000	Allied Waste North America, 6.125%, 2/15/14	2,438
1,750,000	Ball Corp., 6.875%, 12/15/12	1,787
1,800,000	Bombardier Inc. 144A, 6.75%, 5/1/12 (b)	1,679
1,700,000	Case New Holland Inc., 9.25%, 8/1/11	1,819
1,500,000	Corrections Corp., 7.50%, 5/1/11	1,547
500,000	Delhaize America Inc., 8.125%, 4/15/11	543
275,000	Geo Group Inc., 8.25%, 7/15/13	274
1,500,000	K&F Acquisition Inc., 7.75%, 11/15/14	1,526
1,300,000	L-3 Communications Corp. 144A, 5.875%, 1/15/15 (b)	1,255
1,500,000	Nell Af Sarl, 8.375%, 8/15/15	1,498
840,000	Polyone Corp., 10.625%, 5/15/10	894
885,000	Sequa Corp., 9.00%, 8/1/09	960
1,735,000	Williams Scotsman Inc., 8.50%, 10/1/15	1,796

		18,016

Leisure and Hotel (1%)
1,170,000	Host Marriott LP, 7.125%, 11/1/13	1,204
110,000	Royal Caribbean Cruises Ltd., 8.75%, 2/2/11	124
1,720,000	Town Sports International, 9.625%, 4/15/11	1,802

		3,130

Multimedia (5%)
2,350,000	Dex Media Inc., 8.00%, 11/15/13	2,415
1,730,000	Houghton Mifflin Co., 8.25%, 2/1/11	1,799
2,300,000	Lighthouse Int’l 144A, 8.00%, 4/30/14 (b)	3,008
2,050,000	Media News Group Inc., 6.375%, 4/1/14	1,866
2,700,000	Warner Music Group, 7.375%, 4/15/14	2,693

		11,781

Paper and Related Products (1%)
1,910,000	Abitibi-Consolidated Inc., 7.75%, 6/15/11	1,791
1,265,000	Bowater Inc., 6.50%, 6/15/13	1,134

		2,925

Satellite (3%)
2,325,000	DirecTV Holdings/Finance, 8.375%, 3/15/13	2,493
2,465,000	Echostar DBS Corp. 144A, 6.625%,10/1/14 (b)	2,391
555,000	Echostar DBS Corp., 7.125%, 2/1/16	547
2,320,000	Intelsat Bermuda Ltd. 144A, 8.625%, 1/15/15 (b)	2,325

		7,756

Technology (4%)
1,200,000	Avago Technologies Finance 144A, 10.125%, 12/1/13 (b)	1,230
910,000	Avago Technologies Finance 144A, 9.91%, 6/1/13 (b)	921
715,000	DRS Technologies Inc., 6.625%, 2/1/16	720
945,000	Lucent Technologies, 5.50%, 11/15/08	926
1,190,000	Mirant North America LLC. 144A, 7.375%, 12/31/13 (b)	1,210
2,320,000	Sungard Data Systems Inc. 144A, 9.125%, 8/15/13 (b)	2,412
2,550,000	Unisys Corp., 6.875%, 3/15/10	2,428
1,170,000	Xerox Corp., 6.875%, 8/15/11	1,213

		11,060

Telecommunication (0%)
600,000	Cincinnati Bell Inc., 8.375%, 1/15/14	589
Utilities (7%)
3,485,000	AES Corp., 7.75%, 3/1/14	3,676
3,485,000	Edison Mission Energy, 7.73%, 6/15/09	3,581
3,330,000	PSEG Energy Holdings, 8.50%, 6/15/11	3,629
1,905,000	Reliant Energy Inc., 6.75%, 12/15/14	1,638
975,000	TXU Corp., 5.55%, 11/15/14	915
1,500,000	Williams Cos 144A, 6.375%, 10/1/10 (b)	1,507
2,450,000	Williams Cos Inc., 7.125%, 9/1/11	2,554

		17,500

Investment Company (1%)
2,854,555	Bunker Hill Money Market Fund *	2,855

Total (Cost - $237,788) (a)		236,095
Other Assets, net of Liabilities (3%)		6,977

Net Assets (100%)		$243,072

* Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$2,248
Unrealized depreciation		(3,941)

Net unrealized depreciation		$(1,693)

(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.

Open	Swap Contracts (000s)

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation (Depreciation)
Brazil (LTN) Credit Linked Swap	Jul-06	$5,250	$54
Lyondell Chemical Co. Credit Default Swap	Sep-07	2,270	13
Turkey 3 Year Total Return Swap	Oct-07	2,800	(34)
Unisys Corp. Credit Default Swap	Dec-06	225	2
Unisys Corp. Credit Default Swap	Dec-07	1,750	(5)

		$12,295	$30

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Contract Price	Contract Value	Unrealized Appreciation (Depreciation)
Assets:
2/23/06	HUF (SELL 316,828)	207.18	$1,529,228	$25,291
2/23/06	HUF (SELL 177,608)	207.18	857,257	16,183
4/10/06	KRW (BUY 2,360,021)	962.95	2,450,824	6,726

			$4,837,309	$48,200

Liabilities:
2/7/06	EUR (SELL 7,270)	1.21	$8,826,346	$(11,907)
2/17/06	PEN (SELL 2,204)	3.31	666,012	(26,893)
2/23/06	EUR (BUY 1,263 )	1.22	1,534,760	(18,793)
2/23/06	EUR (BUY 711)	1.22	863,986	(11,952)

			$2,398,746	$(30,745)

Tax Exempt Bond Fund

Schedule of Investments - January 31, 2006

Principal or Shares	Security Description	Value (000)
General Obligation (40%)
500,000	Arlington County, VA, 5.00%, 5/15/11	$536
475,000	Bethlehem NY, 5.25%, 3/1/08	492
350,000	California State, 5.00%, 2/1/32	359
650,000	California State, 5.00%, 7/1/12	702
500,000	Dublin CA Unified School District, 5.00%, 8/1/21	529
600,000	Florida State Board of Education, 5.75%, 6/1/12	661
600,000	Georgia State, 5.00%, 3/1/13	650
700,000	Gilroy, CA Unified School Dist., 5.25%, 8/1/19	762
600,000	Glendale, AZ, 5.30%, 7/1/12	639
350,000	Minnesota State, 5.50%, 6/1/08	367
500,000	Montgomery County MD, 5.00%, 1/1/10	521
200,000	Pennsylvania State, 5.00%, 2/1/09	209
365,000	Pennsylvania State, 5.00%, 5/1/09	383
500,000	Phoenix AZ, 5.00%, 7/1/12	537
370,000	Plano, TX, 5.00%, 9/1/15	398
5,000	Prince Georges County, MD, 5.50%, 5/15/13	6
500,000	Travis County, TX, 5.00%, 3/1/14	539

		8,290

Revenue(58%)
Airport/Port (2%)
400,000	Metropolitan DC Airport Authority, 5.375%, 10/1/14	430
Healthcare (2%)
400,000	Multnomah County, OR Hospital Facs Auth., 5.25%, 10/1/13	435
Industrial Development/Pollution Control (6%)
415,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	423
200,000	Lincoln County, WY, 3.09%, 7/1/17	200
250,000	Tobacco Settlement Financing Corp., NY, 5.25%, 6/1/13	260
250,000	Union County, NJ Utilities Authority, 4.75%, 6/15/09	257

		1,140

Lease (11%)
355,000	California State Public Works, 5.00%, 11/1/18	379
700,000	California State Public Works, 5.25%, 6/1/13	759
250,000	Charleston, SC Education Excellence Fin. Corp., 5.00%, 12/1/09	262
530,000	Lancaster, SC Edl Assistance, 5.25%, 12/1/17	560
300,000	Laurens County, S C School District, 5.25%, 12/01/22	313

		2,273

Pre-Refunded (8%)
120,000	Kansas State Department of Transportation, 5.50%, 9/1/08	126
100,000	Lenior City, TN Electric System, 4.80%, 6/1/11	103
300,000	Metropolitan Water District of Southn CA, 5.00%, 7/1/26	313
600,000	Oregon State Department Admin. Services Lottery Revenue, 5.75%, 4/1/14	648
500,000	Utah State Board of Regents, 5.50%, 8/1/15	548

		1,738

Tax-Backed (8%)
500,000	California State Economic Recovery, 5.00%, 7/1/23	519
700,000	Florida State Dept. Environmental Protn Preservation, 5.00%, 7/1/12	754
235,000	New Jersey Economic Development Auth., 5.00%, 6/15/07	239
240,000	Phoenix, AZ Civic Improvement Corp., 5.25%, 7/1/09	251

		1,763

Transportation (2%)
100,000	Los Angeles County, CA Transportation Authority, 5.00%, 7/1/09	106
380,000	Missouri State Highways & Trans Commn, 5.00%, 5/1/15	415

		521

University (2%)
195,000	Richmond County, GA Dev Auth., 5.00%, 2/1/11	205
150,000	Utica, NY Industrical Development Agency, 6.875%, 12/1/14	165

		370

Water & Sewer (17%)
400,000	California State Department of Water Resources, 5.00%, 12/1/16	433
550,000	Dallas, TX Waterworks & Sewer System, 5.50%, 10/1/10	587
580,000	Los Angeles CA Water & Power, 5.00%, 7/1/10	619
735,000	Michigan Municipal Bond, 5.25%, 10/1/12	803
335,000	New York City, NY Municipal Water Authority, 5.00%, 6/15/27	352
600,000	New York City, NY Municipal Water Authority, 5.25%, 6/15/15	648
205,000	Virginia State Resources Authority, 5.00%, 11/1/11	217

		3,659

Investment Company (1%)
94,312	Dreyfus Tax Exempt Cash Management Fund	94

Total (Cost - $20,592) (a)		20,713
Other Assets, net of Liabilities (1%)		232

Net Assets (100%)		$20,945

All of the securities are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$268
Unrealized depreciation		(147)

Net unrealized appreciation		$121

California Municipal Income Fund

Schedule of Investments - January 31, 2006

Principal or Shares	Security Description	Value (000)
General Obligation (31%)
1,000,000	California State, 5.00%, 2/1/12	$1,068
500,000	California State, 5.00%, 2/1/20	526
650,000	California State, 5.00%, 2/1/32	668
830,000	California State, 5.00%, 6/1/14	897
1,100,000	Gilroy, CA Unified School Dist., 5.25%, 8/1/19	1,197
1,000,000	Los Angeles City, CA, 5.00%, 9/1/10	1,065
1,000,000	Los Angeles, CA Unified School District, 6.00%, 7/1/14	1,159
1,000,000	Newport Mesa, CA School District, 5.00%, 8/1/15	1,069
1,000,000	Sacramento, CA City Unified School District, 5.75%, 7/1/15	1,098
600,000	San Francisco CA, City & Cnty Unified School Dist., 5.00%, 6/15/12	650

		9,397

Revenue (68%)
Airport/Port (5%)
1,000,000	San Diego, CA Port District, 5.00%, 9/1/13	1,067
550,000	San Jose, CA Airport Revenue, 5.25%, 3/1/16	588

		1,655

Electric & Gas (8%)
1,060,000	Glendale, CA Electric Works, 5.75%, 2/1/14	1,165
600,000	Los Angeles, CA Water & Power, 5.00%, 7/1/13	653
600,000	Sacramento, CA Municipal Utilities District, 5.00%, 8/15/28	624

		2,442

Healthcare (1%)
400,000	California Statewide Cmntys Development Authority, 2.30%, 4/1/34	395
Industrial Development/Pollution Control (2%)
450,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	458
250,000	Golden State Tobacco Securitization Corp., 5.75%, 6/1/22	264

		722

Lease (11%)
300,000	California State Public Works, 5.25%, 6/1/13	325
1,000,000	California State Public Works, 5.50%, 6/1/15	1,108
600,000	California State Public Works, 5.50%, 6/1/18	657
1,050,000	Orange County CA, 5.00%, 6/1/14	1,145

		3,235

Pre-Refunded (12%)
1,000,000	California Educational Facilities Authority, 5.75%, 9/1/26	1,035
310,000	Cerritos CA, Community College District, 5.00%, 8/1/25	340
55,000	Contra Costa County, CA, 5.125%, 8/1/11	59
1,000,000	Los Gatos, CA School District, 5.00%, 6/1/27	1,092
500,000	Puerto Rico Infrastructure Financing Authority SPL, 5.50%, 10/1/17	545
550,000	Sacramento CA, City Financing Auth., 5.00%, 12/1/28	598

		3,669

Resource Recovery (4%)
1,000,000	Sacramento County, CA Sanitation District, 6.00%, 12/1/15	1,106
Tax Allocation (4%)
195,000	Contra Costa County, CA, 5.125%, 8/1/11	203
700,000	Irvine CA, Improvement Bond, 3.04%, 9/2/25	700
160,000	San Dimas, CA Redevelopment Agency Tax Allocation, 6.75%, 9/1/16	160

		1,063

Tax-Backed (8%)
1,100,000	California State Economic Recovery, 5.25%, 7/1/12	1,201
1,000,000	Los Angeles, CA Public Works, 5.00%, 10/1/12	1,087

		2,288

Transportation (8%)
1,000,000	Puerto Rico Highway and Transportation Authority, 5.50%, 7/1/15	1,129
1,000,000	San Mateo County, CA Transit District, 5.50%, 6/1/17	1,148

		2,277

University (1%)
200,000	California Educational Facilities Authority, 5.70%, 10/1/11	223
150,000	Utica, NY Industrical Development Agency, 6.875%, 12/1/14	165

		388

Water & Sewer (4%)
1,000,000	Metropolitan Water District Southern CA, 5.00%, 7/1/2011	1,077
Investment Company (3%)
1,044,819	Dreyfus State Tax Exempt	1,045

Total (Cost - $29,966) (a)		30,759
Liabilities in excess of Other Assets (-2%)		(536)

Net Assets (100%)		$30,223

All of the securities are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$920
Unrealized depreciation		(127)

Net unrealized appreciation		$793

Value Leaders Fund

Schedule of Investments - January 31, 2006

Principal or Shares	Security Description	Value (000)
Common Stocks(42%)
Consumer Discretionary (5%)
6,900	CBS Corp.	$180
9,000	Knight Ridder, Inc.	560
9,200	McDonald’s Corp.	322
25,000	Time Warner Inc.	438
6,900	Viacom Inc. (b)	286

		1,786

Consumer Staples (1%)
6,800	Altria Group, Inc.	492
Energy (8%)
10,200	Chevron Corp.	606
9,000	ConocoPhillips	582
20,100	Exxon Mobil Corp.	1,261
6,400	Occidental Petroleum Corp.	625

		3,074

Financial (17%)
9,800	AMB Property Corp.	512
6,900	American International Group	452
5,000	AvalonBay Communities Inc.	497
14,900	Bank of America Corp.	659
18,000	Citigroup Inc.	838
5,500	Fannie Mae	319
13,100	Genworth Financial Inc.	429
16,700	JPMorgan Chase & Co.	664
3,300	Lehman Brothers Holdings Inc.	463
7,200	Merrill Lynch & Co., Inc.	541
21,800	Valley National Bancorp	511
8,000	Wells Fargo & Co.	499

		6,384

Healthcare (2%)
30,200	Pfizer, Inc.	776
Industrial (3%)
11,600	Honeywell International Inc.	446
8,900	Northrop Grumman Corp.	553

		999

Materials (2%)
9,100	DuPont De Nemours and Co.	356
15,600	MeadWestvaco Corp.	416

		772

Technology (1%)
11,500	Hewlett-Packard Co.	359
Telecommunication (2%)
13,100	Sprint Corp.	300
17,000	Verizon Communications Inc.	538

		838

Utilities (1%)
12,500	FPL Group, Inc.	522

Total Common Stocks		14,375

Exchange Traded Funds (43%)
221,700	iShares Russell 1000 Value Index Fund (c)	15,885
Investment Company (15%)
5,489,599	Bunker Hill Money Market Fund *	5,490

Total (Cost - $35,424) (a)		37,377
Liabilities in excess of Other Assets (-0%)		(29)

Net Assets (100%)		$37,348

* Affiliated investment
(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$2,195
Unrealized depreciation		(242)

Net unrealized appreciation		$1,953

(b) Non-income producing security
(c) A portion of this security is held by custodian in a segregated account.

Open Future Contracts (000s)

# of contracts	Contract Type	Expiration Date	Current Value	Unrealized Appreciation (Depreciation)
17	S&P 500 Future	Mar-06	$5,455	$26

Market Return Fund

Schedule of Investments - January 31, 2006

Principal or Shares	Security Description	Value (000)
Bonds(96%)
Asset Backed (21%)
400,000	Aesop Funding LLC. 144A, 4.72%, 7/20/07 (b)	$400
550,000	Aicco Premium Finance Master Trust, 4.77%, 11/15/07	550
542,373	Americredit Automobile Receivables Trust, 4.41%, 11/12/08	542
1,115,207	Argent Securities Inc., 4.77%, 5/25/35	1,115
244,434	Bear Stearns ABS, 5.33%, 6/25/43	248
186,157	Bear Stearns ABS, 6.99%, 6/25/43	190
60,607	Bear Stearns Mortgage Trust, 4.97%, 4/25/33	61
31,783	Capital Auto Receivables Asset Trust, 4.53%, 10/16/06	32
2,000,000	Centex Home Equity, 4.73%, 7/25/34	2,001
200,000	Chase Credit Card Master Trust, 4.67%, 5/15/09	200
49,455	Chase Funding Mortgage Loan, 4.86%, 11/25/32	50
500,000	Citibank Credit Card Issuance Trust, 4.75%, 3/7/08	500
161,331	Countrywide Asset-Backed Certificates, 4.81%, 4/25/34	161
1,360,184	Credit-Based Asset Servicing & Securities, 4.86%, 7/25/35	1,364
700,000	GE Dealer Floorplan Master Note Trust, 4.72%, 4/20/10	702
1,000,000	GMAC Mortgage Corp. Loan Trust, 4.68%, 2/25/36	1,000
667,643	Granite Mortgages PLC, 4.76%, 7/20/20	668
220,673	Granite Mortgages, 4.79%, 1/20/20	221
688,018	Hyundai Auto Receivables Trust, 2.36%, 9/15/07	686
690,260	New Century Home Equity Loan Trust, 4.96%, 11/25/34	691
142,072	Option One Mortgage Loan Trust, 4.95%, 2/25/33	142
108,884	Option One Mortgage Loan Trust, 5.28%, 2/25/32	109
208,498	PUMA Finance Ltd., 4.53%, 8/8/34	209
600,000	Rental Car Finance Corp. 144A, 4.80%, 4/25/07 (b)	600
1,000,000	Residential Asset Mortgage Products Inc., 4.80%, 12/25/33	1,002
709,078	Residential Asset Securities Corp., 4.84%, 12/25/33	710
157,225	Saxon Asset Securities Trust, 4.80%, 2/25/35	157
500,000	Structured Asset Investment Loan Trust, 5.03%, 9/25/34	502

		14,813

Commercial Paper (8%)
700,000	Barclay’s Funding CP, 0.00%, 3/20/06	696
650,000	Dexdel CP, 0.00%, 2/7/06	650
650,000	DNSKCA CP, 0.00%, 2/9/06	649
650,000	Gannet Co. CP, 0.00%, 2/22/06	648
650,000	National Rural Utilities CP, 0.00%, 2/23/06	648
600,000	Nestle Cap Corp. CP, 0.00%, 2/24/06	598
600,000	Royal Bank Scotland CP, 0.00%, 2/14/06	599
650,000	Total Finance Capital CP, 0.00%, 2/9/06	649
650,000	UBS CP, 0.00%, 2/23/06	648

		5,785

Corporate (29%)
150,000	Allied Waste North America, 8.50%, 12/1/08	158
500,000	America Movil SA de CV, 5.26%, 4/27/07	501
500,000	American Electric Power Co. Inc., 6.125%, 5/15/06	502
250,000	American Express, 5.50%, 9/12/06	251
500,000	Capital One Bank, 6.875%, 2/1/06	500
500,000	Centex Corp., 4.92%, 8/1/07	500
1,000,000	CIT Group Inc., 4.82%, 1/30/09	1,000
725,000	Corp Andina De Fomento, 4.98%, 1/26/07	725
520,000	Countrywide Financial Corp., 5.26%, 4/1/11	520
750,000	Devon Energy Corp., 2.75%, 8/1/06	741
660,000	Dominion Resources Inc., 4.82%, 9/28/07	660
500,000	Duke Capital LLC, 4.302%, 5/18/06	499
750,000	Duke Reality Corp., 4.76%, 12/22/06	751
150,000	Echostar DBS Corp., 5.75%, 10/1/08	148
325,000	General Motors Acceptance Corp., 5.125%, 5/9/08	304
325,000	General Motors Acceptance Corp., 6.125%, 9/15/06	322
150,000	Georgia-Pacific Corp., 7.50%, 5/15/06	150
150,000	HCA Inc., 5.25%, 11/6/08	149
700,000	HSBC Finance Corp., 4.62%, 11/16/09	702
330,000	Hutchison Whamp International Ltd 144A, 5.45%, 11/24/10 (b)	332
150,000	KB Home, 8.625%, 12/15/08	160
650,000	Lehman Brothers Holdings, 6.25%, 5/15/06	652
600,000	Lennar Corp., 4.87%, 8/20/07	601
150,000	Lyondell Chemical Co., 9.625%, 5/1/07	157
600,000	Masco Corp. 144A, 4.71%, 3/9/07 (b)	601
150,000	Masco Corp., 6.75%, 3/15/06	150
150,000	MGM Mirage Inc., 6.00%, 10/1/09	149
500,000	Motorola Inc., 4.608%, 11/16/07	496
150,000	MSW Energy Holdings, 7.375%, 9/1/10	155
755,000	Oracle Corp. 144A, 4.81%, 1/13/09 (b)	755
150,000	Owens-Brockway, 8.875%, 2/15/09	157
150,000	Panamsat Corp., 6.375%, 1/15/08	151
425,000	Progress Energy Inc., 4.88%, 11/14/08	425
150,000	PSEG Energy Holdings, 8.625%, 2/15/08	158
600,000	Public Service Enterprise, 4.88%, 9/21/08	600
150,000	Rogers Wireless Inc., 7.62%, 12/15/10	155
150,000	Royal Caribbean Cruises, 7.00%, 10/15/07	154

430,000	SBC Communications Inc., 4.54%, 11/14/08	431
150,000	Service Corp. Intl., 7.70%, 4/15/09	158
150,000	Smithfield Foods Inc., 8.00%, 10/15/09	158
150,000	Starwood Hotels Resorts, 7.375%, 5/1/07	154
700,000	TCI Communications Inc., 6.875%, 2/15/06	700
650,000	Telecom Italia Capital, 5.15%, 2/1/11	654
310,000	Tyumen Oil 144A, 11.00%, 11/6/07 (b)	336
1,000,000	Union Pacific Corp., 6.70%, 12/1/06	1,013
150,000	Unisys Corp., 6.875%, 3/15/10	143
765,000	Vodafone Group Plc, 4.58%, 6/29/07	765

		19,603

Foreign Government (3%)
25,816	Croatia, 5.60%, 7/31/06	26
2,100,000	Egypt Treasury Bill, 0.00%, 9/12/06	349
7,500,000	Mexican Fixed Rate Bonds, 9.00%, 12/24/09	751
160,000	Republic of Chile, 5.06%, 1/28/08	161
600,000	South Africa, 9.125%, 5/19/09	671

		1,958

Mortgage Backed (31%)
583,523	Banc of America Funding Corp., 6.00%, 6/20/35	594
750,000	Banc of America Large Loan 144A, 4.64%, 7/14/08 (b)	750
794,973	Bear Stearns ARM, 5.53%, 6/25/31	801
1,403,061	CMLTI 2004-OPT1 A2, 4.89%, 10/25/34	1,403
4,632,946	Countrywide Alternative Loan Trust, 1.50%, 6/25/34	32
651,945	Countrywide Home Loans, 5.44%, 5/25/34	665
1,171,667	Countrywide Home Loans, 5.44%, 8/25/34	1,194
15,805	Drexel Burnham Lambert CMO Trust, 4.88%, 5/1/16	16
71,593	FHLMC #789347, 5.69%, 4/1/32	73
379,219	First Republic Mortgage Loan Trust, 4.87%, 11/15/32	380
717,926	FNMA #661027, 5.41%, 7/1/27	723
310,476	FNMA #708712, 4.26%, 6/1/33	307
1,607,981	FNMA, 5.06%, 2/25/44	1,644
139,201	GNMA 2002-24, 5.02%, 4/16/32	140
129,818	GNMA, 4.87%, 9/16/31	131
109,398	Impac CMB Trust, 4.79%, 4/25/34	110
1,199,395	Impac CMB Trust, 4.95%, 9/25/34	1,203
481,121	Mellon Residential Funding Corp., 4.90%, 11/15/32	481
914,004	MLCC Mortgage Investors, Inc., 5.29%, 8/25/29	930
613,493	Morgan Stanley Mortgage Loan Trust, 5.69%, 7/25/34	622
446,841	Sequoia Mortgage Trust, 4.89%, 10/20/27	447
1,670,453	Structured Asset Mortgage Investments Inc., 4.84%, 12/25/35	1,670
1,221,475	Structured Asset Mortgage Investments Inc., 5.12%, 12/27/35	1,244
241,122	Structured Asset Mortgage Investments Inc., 5.17%, 3/25/32	244
974,397	Structured Asset Mortgage Investments Inc., 5.50%, 2/19/35	987
490,102	Structured Asset Mortgage Investments Inc., 5.82%, 7/25/32	500
187,708	Structured Asset Securities Corp., 6.09%, 8/25/32	188
522,945	Structured Asset Securities Corp., 6.20%, 3/25/33	533
190,992	Thornburg Mortgage Securities Trust, 4.87%, 4/25/43	192
150,904	Washington Mutual, 4.83%, 12/25/40	150
811,686	Washington Mutual, 4.86%, 6/25/44	812
49,519	Washington Mutual, 5.33%, 1/25/40	50
1,632,958	Wells Fargo MBS, 4.36%, 9/23/33	1,611

		20,827

U.S. Government Agency (4%)
3,000,000	FHLMC Disc Note, 4.235%, 2/16/06 (c)	2,994

Total Bonds		65,980

Exchange Traded Funds (3%)
17,000	S&P 500 Depository Receipt	2,168
Investment Company (2%)
1,518,435	Bunker Hill Money Market Fund *	1,518

Total (Cost - $69,563) (a)		69,666
Liabilities in excess of Other Assets (-1%)		(702)

Net Assets (100%)		$68,964

* Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$274
Unrealized depreciation		(171)

Net unrealized appreciation		$103

(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.
(c) Discount rate at time of purchase

Open Future Contracts (000s)

# of contracts	Contract Type	Expiration Date	Current Value	Unrealized Appreciation (Depreciation)
209	S&P 500 Future	Mar-06	$67,068	$689

Open Forward Currency Contracts to USD (000s)

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation
Assets:
2/23/06	HUF (SELL 88,671)	207.18	$427,938	$7,077
2/23/06	HUF (SELL 49,710)	207.18	239,934	4,529
3/29/06	TRY (BUY 903)	1.34	673,095	9,466

			$1,340,968	$21,073

Liabilities:
1/23/06	EGP (BUY 1,992)	5.73	$347,597	$(261)
2/23/06	EUR (BUY 353)	1.22	428,955	(5,253)
2/23/06	EUR (BUY 199)	1.22	241,819	(3,345)

			$1,018,370	$(8,859)

U.S. Growth Leaders Fund

Schedule of Investments - January 31, 2006

Principal or Shares	Security Description	Value (000)
Common Stocks (91%)
Consumer Discretionary (7%)
8,200	Getty Images, Inc. (b)	$669
34,300	Gildan Activewear Inc. (b)	1,653
16,200	KB Home	1,234
12,700	Las Vegas Sands Corp. (b)	652

		4,208

Consumer Staples (3%)
30,800	Comanhia de Bebidas das Anericas - ADR (b)	1,262
11,500	Whole Foods Market Inc.	849

		2,111

Energy (13%)
11,800	Devon Energy Corp.	805
12,800	Halliburton Co.	1,018
13,000	Helmerich & Payne, Inc.	1,019
9,700	Nabors Industries Ltd. (b)	788
12,700	National-Oilwell Varco Inc. (b)	966
7,000	Occidental Petroleum Corp.	684
7,000	Peabody Energy Corp.	697
32,300	The Williams Companies, Inc.	770
25,600	Valero Energy Corp.	1,598

		8,345

Financial (13%)
21,000	CB Richard Ellis Group, Inc. (b)	1,326
6,000	Franklin Resources, Inc.	591
3,900	Lehman Brothers Holdings Inc.	548
14,700	Moody’s Corp.	931
5,300	Philadelphia Consolidated Holding Corp. (b)	515
18,400	Prudential Financial Inc.	1,386
13,900	Public Storage	1,009
9,300	SLM Corporation	520
13,300	W. R. Berkley Corp.	657

		7,483

Healthcare (20%)
9,500	Aetna Inc.	920
8,200	Allergan Inc.	954
19,500	Caremark Rx (b)	961
22,800	Celgene Corp. (b)	1,622
27,700	Dade Behring Holdings Inc.	1,084
16,800	DaVita Inc. (b)	920
18,900	Express Scripts, Inc. (b)	1,725
5,500	Genentech, Inc. (b)	472
7,100	Genzyme Corp. (b)	504
12,900	Gilead Sciences Inc. (b)	785
24,900	ResMed, Inc. (b)	982
26,200	Teva Pharmaceutical Industries Ltd. - ADR	1,117
19,700	UnitedHealth Group Inc.	1,171

		13,217

Industrial (10%)
8,000	Boeing Co.	546
17,200	Burlington Northern Santa Fe Corp.	1,378
9,800	Caterpillar International	665
6,300	Corporate Executive Board Co.	530
6,000	FedEx Corp.	607
22,300	Oshkosh Truck Corp.	1,100
21,500	Precision Castparts Corp.	1,074
9,200	United Technologies Corp.	537

		6,437

Materials (1%)
15,200	BHP Billiton Ltd.	600
Technology (17%)
32,200	Adobe Systems (b)	1,279
15,100	Apple Computer, Inc. (b)	1,140
23,200	Autodesk, Inc. (b)	942
24,600	Cognizant Technology Solutions Corp. (b)	1,288
13,100	eBay Inc. (b)	565
35,900	Freescale Semiconductor Inc. (b)	903
1,500	Google Inc. (b)	650
21,600	Hewlett-Packard Co.	673
14,800	Marvell Technology Group Ltd. (b)	1,013
37,600	Motorola, Inc.	854
15,900	Salesforce.com, Inc. (b)	653
37,300	Texas Instruments, Inc.	1,090
21,600	Yahoo!, Inc. (b)	742

		11,792

Telecommunication (3%)
48,100	America Movil S.A de C.V	1,622
Utilities (1%)
16,900	TXU Corp.	856

Total Common Stocks		56,071

Exchange Traded Funds (3%)
14,600	S&P 500 Depository Receipt	1,862
Investment Company (8%)
5,410,820	Bunker Hill Money Market Fund *	5,411

Total (Cost - $56,253) (a)		63,944
Other Assets, net of Liabilities (1%)		339

Net Assets (100%)		$64,283

* Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$7,958
Unrealized depreciation		(267)

Net unrealized appreciation		$7,691

(b) Non-income producing security

Open Future Contracts (000s)

# of contracts	Contract Type	Expiration Date	Current Value	Unrealized Appreciation (Depreciation)
25	E-Mini S&P 500 Future	Mar-06	$1,605	$10
6	S&P 500 Future	Mar-06	1,925	(14)

			$3,530	$(4)

Small Cap Leaders Fund

Schedule of Investments - January 31, 2006

Principal or Shares	Security Description	Value (000)
Common Stocks (69%)
Consumer Discretionary (13%)
2,700	Men’s Wearhouse	$92
1,100	Meritage Homes Corp.	67
200	NVR, Inc. (b)	159
1,500	Panera Bread Co. (b)	102
2,300	Polaris Industries Inc.	125
3,300	RARE Hospitality International, Inc. (b)	104
3,100	SCP Pool Corp.	124
3,700	Sonic Corp. (b)	107
1,500	Tractor Supply (b)	77
5,200	Wolverine World Wide, Inc.	125

		1,082

Energy (8%)
2,500	Cabot Oil & Gas Corp.	129
4,400	Cal Dive International, Inc. (b)	185
2,700	Massey Energy Co.	111
924	Occidental Petroleum Corp.	90
4,400	Southwestern Energy (b)	190

		705

Financial (8%)
3,800	East West Bancorp Inc.	140
4,100	EastGroup Properties, Inc.	194
5,600	First Midwest Bancorp, Inc.	195
2,700	Shurgard Storage Centers, Inc.	163

		692

Healthcare (11%)
2,000	Hologic Inc (b)	103
2,700	Medicis Pharmaceutical Corp.	83
1,800	Mentor Corp.	81
3,400	MGI Pharma, Inc. (b)	57
1,300	Pediatrix Medical Group Inc. (b)	114
4,000	Respironics, Inc. (b)	144
2,400	Sierra Health Services, Inc. (b)	95
2,600	Sybron Dental Specialties, Inc. (b)	111
2,700	United Surgical Partners International Inc. (b)	105

		893

Industrial (13%)
4,000	Brady Corporation	159
1,500	Ceradyne, Inc. (b)	86
4,500	IDEX Corp.	207
2,200	JLG Industries, Inc.	120
3,000	John H. Harland Co.	112
3,200	Landstar System, Inc.	135
3,100	Toro Co.	137
4,500	Watson Wyatt Worldwide Inc-A	137

		1,093

Materials (1%)
900	Cleveland-Cliffs Inc.	97
Technology (13%)
1,400	Avid Technology, Inc. (b)	69
1,800	CACI International - Cl. A (b)	103
2,800	Cognex Corp	82
3,800	Flir Systems Inc. (b)	90
2,850	Hyperion Solutions Corp. (b)	98
1,500	J2 Global Communications Inc. (b)	72
1,900	MICROS Systems Inc. (b)	88
3,400	Microsemi Corp.	103
3,300	Progress Software Corporation (b)	95
4,100	Take-Two Interative Software (b)	65
2,800	Trimble Navigation Ltd. (b)	112
1,200	Websense Inc. (b)	79

		1,056

Utilities (2%)
4,300	Energen Corp.	168

Total Common Stocks		5,786

Exchange Traded Funds (7%)
4,700	iShares S&P SmallCap 600/BARRA Growth Index Fund	585
Investment Company (24%)
2,060,187	Bunker Hill Money Market Fund *	2,060

Total (Cost - $7,853) (a)		8,431
Other Assets, net of Liabilities (0%)		4

Net Assets (100%)		$8,435

* Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$699
Unrealized depreciation	(121)

Net unrealized appreciation	$578

(b)	Non-income producing security

Open Future Contracts (000s)

# of contracts	Contract Type	Expiration Date	Current Value	Unrealized Appreciation
5	Russell 2000 Future	Mar-06	$1,842	$103

Global Short Bond Fund

Schedule of Investments - January 31, 2006

Principal or Shares	Security Description	Value (000)
Australia (EUR) (0%)
800,000	BMW Australia Finance, 3.00%, 6/25/07	$970
Brazil (USD) (2%)
3,580,000	Republic of Brazil, 11.50%, 3/12/08	4,026
Canada (USD) (0%)
650,000	Rogers Wireless Inc., 7.62%, 12/15/10	670
Cayman Islands (USD) (0%)
1,010,000	Hutchison Whamp International Ltd., 5.45%, 11/24/10	1,015
Colombia (USD) (1%)
1,800,000	Republic of Colombia, 9.75%, 4/23/09	2,020
Croatia (USD) (1%)
757,261	Croatia, 5.60%, 7/31/06	759
1,489,091	Croatia, 5.60%, 7/31/10	1,495

		2,254

Denmark (EUR) (0%)
740,000	Danske Bank A/S, 5.75%, 3/26/11	943
Egypt (EGP) (2%)
18,800,000	Egypt Treasury Bill, 0.00%, 9/12/06	3,123
France (EUR) (0%)
370,000	LVMH Moet-Hennessy, 5.00%, 7/27/06	453
Germany (EUR) (0%)
770,000	Deutsche Telekom, 5.25%, 5/20/08	973
Hong Kong (USD) (1%)
1,250,000	Hutchison Whampoa Finance, 6.95%, 8/1/07	1,282
Italy (EUR) (0%)
345,000	Olivetti Finance NV, 5.875%, 1/24/08	439
Kazakhstan (USD) (1%)
1,200,000	Republic of Kazakhstan, 11.125%, 5/11/07	1,288
Luxembourg (EUR) (1%)
750,000	CCE Inv Commandite, 3.125%, 12/15/08	904
Luxembourg (USD) (2%)
1,000,000	Mobile Telesystems Finance, 8.375%, 10/14/10	1,049
800,000	RS Finance, 7.50%, 10/7/10	789
1,820,000	Telecom Italia Capital, 4.00%, 11/15/08	1,762

		3,600

Mexico (MXN) (1%)
30,600,000	Mexican Fixed Rate Bonds, 9.00%, 12/24/09	3,065
Mexico (USD) (4%)
2,080,000	America Movil SA de CV, 4.125%, 3/1/09	2,015
2,080,000	Telefonos De Mexico, 4.50%, 11/19/08	2,033
3,470,000	United Mexican States, 10.375%, 2/17/09	3,989

		8,037

Netherlands (EUR) (1%)
770,000	TPSA Eurofinance BV, 6.625%, 3/1/06	937
800,000	Unilever NV, 5.125%, 6/7/06	978

		1,915

Netherlands (USD) (1%)
1,620,000	Deutsche Telekom International Finance, 3.875%, 7/22/08	1,579
Philippines (USD) (2%)
1,620,000	Philippine Long Distance Telephone, 10.50%, 4/15/09	1,835
1,700,000	Republic of Phillippines, 9.875%, 3/16/10	1,924

		3,759

Russia (USD) (4%)
5,490,000	Russian Federation 144A, 10.00%, 6/26/07 (b)	5,840
1,800,000	Tyumen Oil Co., 11.00%, 11/6/07	1,955

		7,795

Singapore (USD) (1%)
2,000,000	ICICI Bank Ltd. Singapore 144A, 5.75%, 11/16/10 (b)	2,007
South Africa (USD) (3%)
5,420,000	South Africa, 9.125%, 5/19/09	6,057
South Korea (EUR) (1%)
900,000	Korea Development Bank, 4.375%, 9/11/08	1,115
Spain (EUR) (1%)
1,120,000	Santander Central Hispano, 5.75%, 4/10/12	1,401
Sweden (EUR) (1%)
750,000	Vattenfall Treasury AB, 6.00%, 4/3/09	980
United Kingdom (EUR) (3%)
360,000	British Telecom, 6.375%, 2/15/06	437
1,400,000	Granite Mortgages, 5.15%, 4/20/07	1,741
1,400,000	Holmes Financing, 5.05%, 7/15/6	1,716
350,000	MBNA Europe Funding, 6.50%, 3/27/07	441
370,000	NGG Finance PLC, 5.25%, 8/23/06	455
720,000	United Utility Water PLC., 6.625%, 11/8/07	925
370,000	Vodafone Group PLC, 5.75%, 10/27/06	458

		6,173

United Kingdom (USD) (2%)
2,080,000	Diageo Capital Plc, 3.375%, 3/20/08	2,010
2,563,000	Vodafone Group, 3.95%, 1/30/08	2,514

		4,524

United States (EUR) (1%)
390,000	Countrywide Home Loan, 2.75%, 6/12/06	473
360,000	General Electric Capital Corp., 5.125%, 6/20/07	449
800,000	Goldman Sachs Group Inc., 4.125%, 2/6/08	988
350,000	Household Finance Corp., 5.875%, 3/31/08	448
370,000	Morgan Stanley Dean Witter, 5.25%, 3/16/06	450

		2,808

United States (USD) (61%)
650,000	Allied Waste North America, 8.50%, 12/1/08	683
750,000	American General Finance, 4.45%, 8/16/07	751
1,430,000	American Int’l Group Inc., 2.875%, 5/15/08	1,365
2,000,000	Bear Stearns Co. Inc., 4.81%, 4/29/08	2,004
1,750,000	Bellsouth Corp., 4.47%, 11/15/07	1,752
1,750,000	Centex Corp., 4.92%, 8/1/07	1,750
2,000,000	Cingular Wireless Services, 7.50%, 5/1/07	2,060
1,750,000	Cit Group Inc., 4.59%, 5/23/08	1,754
1,000,000	Countrywide Financial Corp., 4.72%, 4/11/07	1,001
1,640,000	Countrywide Home Loan, 3.25%, 5/21/08	1,572
2,064,366	Countrywide Home Loans, 5.44%, 8/25/34	2,103
660,000	CSX Corp., 6.25%, 10/15/08	679
960,000	DaimlerChrysler NA Holding Corp., 4.05%, 6/4/08	933
940,000	DaimlerChrysler NA Holdings, 4.75%, 1/15/08	930
650,000	Echostar DBS Corp., 5.75%, 10/1/08	640
869,075	FH ARM #782784, 4.40%, 10/1/34	854
5,000,000	FHLB, 4.40%, 8/21/06	5,000
2,076,163	FNMA #794792, 5.16%, 10/1/34	2,079
5,000,000	FNMA, 4.38%, 9/21/06	4,998
2,000,000	Ford Credit Auto Owner Trust, 3.88%, 1/15/10	1,946
2,270,000	Gannett Co. Inc., 4.125%, 6/15/08	2,208
1,860,000	General Electric Capital Corp., 4.25%, 1/15/08	1,836
500,000	General Motors Acceptance Corp., 5.125%, 5/9/08	468
650,000	Georgia-Pacific Corp., 7.50%, 5/15/06	652
2,606,107	GSR Mortgage Loan Trust, 4.541%, 9/25/35	2,561
4,939,872	Harborview Mortgage Loan Trust, 5.42%, 11/25/35	4,926
650,000	HCA Inc., 5.25%, 11/6/08	644
3,095,000	HSBC Finance Corp., 6.40%, 6/17/08	3,183
1,890,000	John Deere Capital Corp., 3.90%, 1/15/08	1,851
650,000	KB Home, 8.625%, 12/15/08	692
1,760,000	Kellogg Co., 2.875%, 6/1/08	1,674
1,320,000	Kroger CO., 7.45%, 3/1/08	1,373
1,635,000	Lehman Brothers Holdings, 7.00%, 2/1/08	1,696
650,000	Lyondell Chemical Co., 9.625%, 5/1/07	680
2,500,000	Merrill Lynch & Co., 4.75%, 1/26/07	2,503
1,590,000	Merrill Lynch & Co., 4.831%, 10/27/08	1,582
650,000	MGM Mirage Inc., 6.00%, 10/1/09	647
375,000	Morgan Stanley, 4.76%, 7/27/07	376
1,331,000	Motorola Inc., 4.608%, 11/16/07	1,321
650,000	MSW Energy Holdings, 7.375%, 9/1/10	670
900,000	National Rural Utilities, 3.00%, 2/15/06	900
650,000	Owens-Brockway, 8.875%, 2/15/09	678
425,000	Panamsat Corp., 6.375%, 1/15/08	428
650,000	PSEG Energy Holdings, 8.625%, 2/15/08	684
4,000,000	Residential Funding Mortgage Securities, 3.64%, 3/25/34	3,758
650,000	Royal Caribbean Cruises, 7.00%, 10/15/07	667
650,000	Service Corp. Intl., 7.70%, 4/15/09	683
2,500,000	SLM Corp., 4.70%, 1/25/08	2,501
725,000	Smithfield Foods Inc., 8.00%, 10/15/09	761
2,160,000	Sprint Capital Corp., 6.00%, 1/15/07	2,178
650,000	Starwood Hotels Resorts, 7.375%, 5/1/07	665
4,729,336	Structured Adjustable Rate Mortgage Loan, 5.43%, 5/25/35	4,733
2,380,000	Textron Financial Corp., 4.125%, 3/3/08	2,340
5,322,789	Thornburg Mortgage Securities Trust, 3.32%, 3/25/44	5,140
2,250,000	Time Warner Inc., 6.15%, 5/1/07	2,275
13,228,000	U.S. Treasury Note, 3.75%, 5/15/08	13,016
640,000	Unisys Corp., 6.875%, 3/15/10	610
2,130,000	UnitedHealth Group Inc., 3.375%, 8/15/07	2,080
2,166,676	Washington Mutual, 4.24%, 6/25/34	2,129
2,473,335	Washington Mutual, 4.94%, 8/25/35	2,458
1,760,227	Wells Fargo MBS, 3.39%, 7/25/34	1,754
9,211,857	Wells Fargo MBS, 4.58% 12/25/34	9,072

		125,907

Investment Company (3%)
5,500,747	Bunker Hill Money Market Fund *	5,501

Total (Cost - $207,862)		206,583
Liabilities in excess of Other Assets (-1%)		(1,150)

Net Assets (100%)		$205,433

* Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.
(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$630
Unrealized depreciation	(1,909)

Net unrealized depreciation	$(1,279)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.

Open Future Contracts (000s)

# of contracts	Contract Type	Expiration Date	Current Value	Unrealized Appreciation
342	Euro-Shatz Future	Mar-06	$43,647	$63

Open	Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Contract Price	Contract Value	Unrealized Appreciation (Depreciation)
Assets:
2/23/06	HUF (SELL 267,106)	207.18	$1,289,236	$21,322
2/23/06	HUF (SELL 151,129)	207.18	729,452	13,771
3/9/06	TRY (BUY 2,740)	1.34	2,051,753	56,123
4/10/06	KRW (BUY 2,007,605)	962.95	2,084,848	5,721

			$6,155,289	$96,937

Liabilities:
1/23/06	EGP (BUY 17,836)	5.73	$3,111,817	$(2,336)
2/7/06	EUR (SELL 8,828)	1.21	10,717,879	(14,459)
2/7/06	EUR (SELL 7,512)	1.21	9,120,153	(10,726)
2/23/06	EUR (BUY 1,073)	1.22	1,303,878	(15,966)
2/23/06	EUR (BUY 605)	1.22	735,178	(10,170)

			$24,988,905	$(53,658)

Global Fixed Income Fund

Schedule of Investments - January 31, 2006

Principal or Shares	Security Description	Value (000)
Austria (EUR) (1%)
1,454,000	Republic of Austria, 5.00%, 7/15/12	$1,935
Austria (JPY) (1%)
316,000,000	Pfandbriefstelle der Oesterreichischen Landes-Hypothekenbanken, 1.60%, 2/15/11	2,780
Belgium (EUR) (8%)
2,222,000	Belgium Government Bond, 5.50%, 9/28/17	3,195
7,054,000	Belgium Kingdom, 3.75%, 3/28/09	8,727
1,794,000	Belgium Kingdom, 5.00%, 3/28/35	2,641

		14,563

Egypt (EGP) (1%)
11,400,000	Egypt Treasury Bill, 0.00%, 9/12/06	1,894
Finland (EUR) (1%)
1,093,000	Finnish Government, 5.75%, 2/23/11	1,480
France (EUR) (5%)
5,133,000	French Treasury Note, 4.75%, 7/12/07	6,390
2,460,000	Government of France, 4.00%, 4/25/13	3,105

		9,495

Germany (EUR) (9%)
1,585,000	Bundesrepublic Deutschland, 4.25%, 1/4/14	2,033
3,198,000	Bundesrepublic Deutschland, 4.75%, 7/4/34	4,552
2,313,000	Deutsche Bundesrepublik, 5.50%, 1/4/31	3,599
1,138,000	Deutsche Bundesrepublik, 6.25%, 1/4/24	1,841
3,359,000	German Treasury Bill, 0.00%, 2/15/06	4,073

		16,098

Germany (JPY) (2%)
425,000,000	Bayerische Landesbank, 1.40%, 4/22/13	3,645
Japan (JPY) (15%)
107,000,000	Development Bank of Japan, 1.40%, 6/20/12	926
369,000,000	Development Bank of Japan, 1.70%, 9/20/22	3,068
442,000,000	Japan-17 5-yr, 0.50%, 12/20/06	3,783
1,385,650,000	Japan-208 10-yr, 1.10%, 12/22/08	12,020
308,200,000	Japan-22 5-yr, 0.30%, 9/20/07	2,630
401,150,000	Japan-223 10-yr, 1.70%, 9/20/10	3,550
204,350,000	Japan-264 10-yr, 1.50%, 9/20/14	1,750

		27,727

Netherlands (EUR) (10%)
6,800,000	BK Nederlandse Gemeenten, 3.00%, 4/15/10	8,171
3,359,000	Dutch Treasury Certificate, 0.00%, 2/28/06	4,070
4,360,000	Netherlands Government Bond, 5.00%, 7/15/12	5,799

		18,040

Spain (EUR) (4%)
2,655,000	Bonos Y Oblig Del Estado, 4.00%, 1/31/10	3,322
4,488,000	Spanish Government, 6.00%, 1/31/08	5,756

		9,078

United Kingdom (GBP) (4%)
1,064,000	UK Gilt, 4.75%, 9/7/15	1,980
1,274,000	United Kingdom Gilt, 4.25%, 3/7/36	2,426
999,000	United Kingdom Gilt, 5.00%, 3/7/12	2,012
927,000	United Kingdom Gilt, 6.25%, 11/25/10	1,791

		8,209

United States (USD) (36%)
2,700,000	FHLB Disc Note, 4.29%, 2/15/06 (b)	2,695
22,800,000	FNMA Disc Note, 4.375%, 4/5/06 (b)	22,625
1,086,772	Harborview Mortgage Loan Trust, 5.42%, 11/25/35	1,084
3,536,837	Thornburg Mortgage Securities Trust, 3.32%, 3/25/44	3,416
1,654,000	U.S. Treasury Bond, 6.125%, 11/15/27	1,963
6,136,000	U.S. Treasury Bond, 6.25%, 8/15/23	7,223
6,800,000	U.S. Treasury Note, 3.50%, 5/31/07	6,707
3,150,000	U.S. Treasury Note, 4.00%, 4/15/10	3,088
8,809,000	U.S. Treasury Note, 4.25%, 11/15/14	8,617
5,188,000	U.S. Treasury Note, 4.25%, 8/15/15	5,070
1,768,000	U.S. Treasury Note, 5.00%, 8/15/11	1,811
4,565,877	Wells Fargo MBS, 4.58% 12/25/34	4,497

		68,796

Investment Company (1%)
1,989,113	Bunker Hill Money Market Fund *	1,989

Total (Cost - $190,238) (a)		185,729
Other Assets, net of Liabilities (2%)		3,608

Net Assets (100%)		$189,337

* Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$1,199
Unrealized depreciation		(5,708)

Net unrealized depreciation		$(4,509)

(b) Discount rate at time of purchase.

Open Future Contracts (000s)
# of contracts	Contract Type	Expiration Date	Current Value	Unrealized Appreciation (Depreciation)
64	Euro-Bobl Future	Mar-06	$8,716	$84
20	Euro Buxl 30 Year Bond Future	Mar-06	2,519	(64)

			$11,235	$20

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Contract Price	Contract Value	Unrealized Appreciation (Depreciation)
Assets:
4/10/06	KRW (BUY 1,847,612)	962.95	$1,918,699	$5,265
3/29/06	TRY (BUY 2,517)	1.34	1,876,169	27,065
2/23/06	HUF (SELL 246,479)	207.18	1,189,676	19,675
2/23/06	HUF (SELL 139,139)	207.18	671,580	12,678
2/9/06	JPY (SELL 4,091,240)	117.19	34,912,287	975,783

			$40,568,410	$1,040,466

Liabilities:
1/23/06	EGP (BUY 10,816)	5.73	$1,886,953	$(1,417)
2/23/06	EUR (BUY 990)	1.22	1,203,018	(14,731)
2/23/06	EUR (BUY 557)	1.22	676,850	(9,363)
2/7/06	EUR (SELL 38,492)	1.21	46,732,285	(63,045)
2/7/06	EUR (SELL 23,038)	1.21	28,091,334	(33,038)
2/7/06	GBP (SELL 4,680)	1.78	8,321,118	(111,462)

			$86,911,558	$(233,055)

Emerging Markets Bond Fund

Schedule	of Investments - January 31, 2006

Principal or Shares	Security Description	Value (000)
Argentina (ARS) (3%)
24,035,608	Republic of Argentina Warrents, 0.00%, 12/15/35	$460
9,520,000	Republic of Argentina, 0.00%, 12/15/35	3,858

		4,318

Argentina (USD) (2%)
2,205,000	Republic of Argentina, 4.01%, 8/3/12	1,993
Brazil (BRL) (5%)
14,871,000	Republic of Brazil, 12.50%, 1/5/16	6,845
Brazil (USD) (14%)
2,240,000	CSN Islands, 9.75%, 12/16/13	2,509
5,300,000	Republic of Brazil, 10.50%, 7/14/14	6,625
2,550,000	Republic of Brazil, 12.25%, 3/6/30	3,831
2,830,000	Republic of Brazil, 14.50%, 10/15/09	3,680
2,680,000	Republic of Brazil, 7.125%, 1/20/37	2,640

		19,285

Bulgaria (USD) (2%)
2,180,000	Bulgaria Government International Bond, 8.25%, 1/15/15	2,608
China (USD) (1%)
1,870,000	Chaoda Modern Agriculture 144A, 7.75%, 2/8/10 (b)	1,889
Colombia (COP) (2%)
4,643,000,000	Republic of Colombia, 11.75%, 3/1/10	2,364
Colombia (USD) (1%)
1,860,000	Bavaria S.A., 8.875%, 11/1/10	2,023
Egypt (EGP) (4%)
3,500,000	Egypt Treasury Bill, 0.00%, 9/12/06	581
29,400,000	Egypt Treasury Bill, 0.00%, 9/26/06	4,870

		5,451

India (USD) (3%)
2,610,000	ICICI Bank Ltd. Singapore 144A, 5.75%, 11/16/10 (b)	2,619
1,970,000	Vedanta Resources 144A, 6.625%, 2/22/10 (b)	1,930

		4,549

Kazakhstan (USD) (2%)
2,040,000	Citigroup (JSC Kazkommer) 144A, 7.375%, 4/7/14 (b)	2,081
Mexico (MXN) (5%)
26,500,000	America Movil SA de CV, 9.00%, 1/15/16	2,551
38,700,000	Mexican Fixed Rate Bonds, 9.00%, 12/24/09	3,876

		6,427

Mexico (USD) (8%)
2,310,000	Innova S De R.L., 9.375%, 9/19/13	2,561
2,100,000	Mexico, 8.125%, 12/30/19	2,562
1,990,000	Pemex Project Funding Master Trust, 8.625%, 2/1/22	2,431
2,130,000	United Mexican States, 8.00%, 9/24/22	2,599

		10,153

Panama (USD) (2%)
2,550,000	Republic of Panama, 6.70%, 1/26/36	2,535
Peru (PEN) (3%)
11,310,000	Peru Bono Soberano, 9.91%, 5/5/15	3,971
Philippines (USD) (7%)
2,150,000	Philippine Long Distance Telephone, 10.50%, 4/15/09	2,435
4,070,000	Republic of Philippines, 10.625%, 3/16/25	5,164
2,040,000	Republic of Philippines, 9.50%, 10/21/24	2,366

		9,965

Russia (USD) (15%)
2,020,000	Alrosa Finance SA, 8.875%, 11/17/14	2,302
3,750,000	Aries Vermogensverwaltng, 9.60%, 10/25/14	4,800
1,870,000	Gaz Capital (Gazprom), 8.625%, 4/28/34	2,363
2,150,000	Mobile Telesystems Finance, 8.375%, 10/14/10	2,256
2,360,000	RS Finance, 7.50%, 10/7/10	2,328
3,500,000	Russia Government International Bond, 5.00%, 3/31/30	3,911
2,355,000	Tyumen Oil Co., 11.00%, 11/6/07	2,558

		20,518

South Korea (USD) (1%)
1,240,000	Hanaro Telecom Inc. 144A, 7.00%, 2/1/12 (b)	1,220
Turkey (USD) (4%)
5,210,000	Republic of Turkey, 7.00%, 6/5/20	5,262
Uruguay (USD) (2%)
	Republic of Uruguay, 7.50%, 3/15/15	2,594
Venezuela (USD) (7%)
5,070,000	Republic of Venezuela, 8.50%, 10/8/14	5,681
2,670,000	Republic of Venezuela, 9.25%, 9/15/27	3,332

		9,013

Vietnam (USD) (2%)
2,550,000	Republic of Vietnam 144A, 6.875%, 1/15/16 (b)	2,638
Investment Company (1%)
1,849,501	Bunker Hill Money Market Fund *	1,850

Total (Cost - $125,782)		129,552
Other Assets, net of Liabilities (4%)		5,340

Net Assets (100%)		$134,892

*	Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.
(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$3,877
Unrealized depreciation	(107)

Net unrealized appreciation	$3,770

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.

Open Swap Contracts (000s)

Contract Type	Expiration	Notional Principal	Unrealized Appreciation (Depreciation)
Brazil (LTN) Credit Linked Swap	Jul-06	$4,900	51
Euro 2 Year Swap	Feb-08	30,000	—
SEK 2 Year Swap	Feb-08	227,000	(0)
Turkey 3 Year Total Return Swap	Oct-07	6,000	(73)

		$267,900	(22)

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Contract Price	Contract Value	Unrealized Appreciation
Assets:
2/1/06	EUR (BUY 30,000)	1.21	$36,408,000	$144,000
2/1/06	SEK (BUY 277,000)	7.60	36,425,801	128,873
3/9/06	TRY (BUY 1,615)	1.34	1,209,336	42,429
2/23/06	HUF (SELL 173,627)	207.18	838,042	13,860
2/23/06	HUF (SELL 97,172)	207.18	469,018	8,854
3/9/06	TRY (BUY 162)	1.34	121,308	4,383
4/10/06	KRW (BUY 1,306,357)	962.95	1,356,412	3,722
2/3/06	PEN (BUY 5,597)	3.31	1,693,530	2,558

			$78,521,447	$348,679

Liabilities:
1/23/06	EGP (BUY 3,310)	5.73	$577,545	$(434)
2/23/06	EUR (BUY 389)	1.22	472,701	(6,539)
2/23/06	EUR (BUY 692 )	1.22	840,898	(10,297)
2/2/06	EUR (SELL 2,141)	1.21	2,598,188	(11,347)
2/17/06	PEN (SELL 7,924)	3.31	2,394,500	(96,690)

			$6,883,832	$(125,306)

Notes to Financial Statements

January 31, 2006

1.    Organization and Related Matters

The Payden & Rygel Investment Group (the “Group” or “Paydenfunds”) is a no-load, open-end management investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its funds (each a “Fund,” collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at no par value.

Each of the Funds, other than the Bunker Hill Money Market and High Income Funds, has been classified as non-diversified.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”).

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued at market on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities with original maturities of sixty days or less and securities in the Bunker Hill Money Market Fund are valued at amortized cost, which approximates fair value. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of exchange traded derivatives or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price or if circumstances warrant pursuant to the fair value procedures described below. Securities traded only on the over-the-counter market are valued at the latest bid price, or if circumstances warrant pursuant to the fair value procedures described below.

Fixed income or equity securities for which, for whatever reason, market quotations are not readily available, will be priced at their fair value as determined in good faith under procedures established by the Board of Trustees. In considering fair value of a security, a number of factors are taken into consideration. Depending on the underlying circumstances at the time, these factors may include: the cost of the security or the last reported sales price of the security, as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date).

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds except the tax exempt funds may purchase securities that are denominated in foreign currencies. For these Funds, investment securities are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

January 31, 2006

Repurchase Agreements

Each of the Funds may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Funds mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

Options Transactions

Option techniques may be utilized by each of the Funds (except the Bunker Hill Money Market Fund) to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved.

When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When a Fund purchases a call or put option, an amount equal to the premium paid is included in that Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Futures Contracts

The Funds (except the Bunker Hill Money Market Fund) may invest in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. The Real Return Fund may invest in commodities futures contracts to hedge against changes in inflation or securities prices.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

The Value Leaders, Market Return, U.S. Growth Leaders, Small Cap Leaders, Opportunity Bond and High Income Funds

Notes to Financial Statements continued

may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

The Short Bond and High Income Funds have entered into credit default swap agreements. The counterparty to each agreement has agreed to (pay) or receive from the Funds an annuity premium which is based on a notional principal amount of a specified security in the contract. The annuity premium is received(paid) by each of the Funds until a credit event (e.g. grace period extension, obligation acceleration, repudiation/ moratorium, or restructuring) relating to the security occurs or until the termination of the swap agreement, whichever is first. If a credit event does not occur prior to the termination of the swap contract, none of the Funds will make any payment to the counterparty. If a credit event does occur, the respective Fund will pay the counterparty the notional amount at par.

Security	Annuity Premium	Counterparty
Unisys, 6.875%, 3/15/10	1.60%	JP Morgan
Unisys, 6.875%, 3/15/10	2.40%	Citigroup
Lyondell, 9.5%, 12/15/08	1.47%	Citigroup

The High Income and Emerging Markets Bond Funds have entered into total return credit swap agreements where the Fund and counterparties have agreed to exchange payments based on a notional principal amount of a specified security. The total return recipient, the Fund pays a financing charge in exchange for the total return, which includes interest and principal appreciation or depreciation of the underlying security.

Security	Annuity Premium	Counterparty
Turkey, 20%, 10/17/07	1Yr-Libor + 0.50%	CS First Boston
Brazil LTN, 0%, 7/1/06	6M-Libor +0.50%	Citigroup

The Emerging Markets Bond Fund has entered into interest rate swap agreements where the Fund and the counterparty have agreed to exchange interest payments on a notional principal amount whereby a fixed rate is exchanged for a floating rate.

Security	Funds Pays	Funds Receives	Counterparty
SEK	3.3675%	1Yr-Libor	Citigroup
EUR	1Yr-Libor	3.35%	Citigroup

Forward Currency Contracts

The Global Short Bond, Global Fixed Income, Emerging Markets Bond, Market Return, U.S. Growth Leaders, Small Cap Leaders, Limited Maturity, Short Bond, Real Return, Core Bond, Opportunity Bond and High Income Funds each may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency. Risk to a Fund may arise when anticipated currency movements are not accurately predicted. Additional risk may arise from the potential inability of counterparties to meet the terms of their contracts.

TBA Sale Commitments

Each of the Funds may enter into TBA sale commitments, such as dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the current value of the underlying securities. The contract is “marked-to- market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. The Fund, which employs these investment options are required to segregate sufficient assets to cover any potential loss.

January 31, 2006

Affiliated Investment

Each of the Funds (except the Tax Exempt Bond and California Municipal Income Funds) invests in the Bunker Hill Money Market Fund, an affiliated Fund.

Item 2.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Payden and Rygel Investment Group

By (Signature and Title)	/s/ JOAN A. PAYDEN
Joan A. Payden
Chairman
Date 3/28/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ JOAN A. PAYDEN
Joan A. Payden
Chairman
Date 3/28/06

By (Signature and Title)	/s/ BRIAN W. MATTHEWS
Brian W. Matthews
Vice President and Chief Financial Officer
Date 3/28/06